UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 Berkeley Street, BOSTON, MA 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 Berkeley Street, BOSTON, MA 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 7/31

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Date of reporting period: 7/31/21

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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three annual reports to shareholders for the year ended July 31, 2021 for series of John Hancock Funds II with July 31 fiscal year end.  The first report applies to Absolute Return Currency Fund, the second report applies to Fundamental All Cap Core Fund and the third report applies to Multi-Asset Absolute Return Fund.

Annual report
John Hancock
Absolute Return Currency Fund
Alternative
July 31, 2021

A message to shareholders
Dear shareholder,
The world equity markets performed well during the 12 months ended July 31, 2021, despite periodic bouts of volatility. The gradual rollout of vaccines for COVID-19 fostered expectations for strength in both economic growth and corporate earnings. The fiscal stimulus programs passed in the United States provided further fuel for investor sentiment worldwide.
Bond yields rose broadly around the globe in anticipation of higher inflation as the global economy gradually recovers. Performance in the equity markets cooled somewhat in June and July due to concerns about a more contagious COVID-19 variant, rising inflation, and slower economic data in China.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Absolute Return Currency Fund

2	Your fund at a glance
4	Manager’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
13	Financial statements
16	Financial highlights
21	Notes to financial statements
30	Report of independent registered public accounting firm
31	Tax information
32	Continuation of investment advisory and subadvisory agreements
39	Statement regarding liquidity risk management
41	Trustees and Officers
45	More information
ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to achieve absolute return from investments in currency markets.
AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/2021 (%)

The FTSE 1-Month U.S. Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last one-month U.S. Treasury Bill issue.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

High risk assets realized gains during the period
Higher-yielding currencies, an area of the market that had performed poorly in the virus-induced sell-off of early 2020, rebounded thanks to a risk-on environment.
The fund underperformed its benchmark, the FTSE 1-Month U.S. Treasury Bill Index
A short position in the British pound was the largest detractor; positioning in the Japanese yen and the euro also lagged.
A short position in the Australian dollar was the top contributor
Positioning in the U.S. dollar and New Zealand dollar were additional contributors of note.
CURRENCY ALLOCATION AS OF 7/31/2021 (% of net assets)

The fund’s assets are exposed to both short (unfavored) and long (favored) currency positions.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	3

Manager’s discussion of fund performance
How would you describe the investment backdrop during the 12 months ended July 31, 2021?
Higher-risk assets performed well over the period, as the approval and subsequent roll out of vaccines for COVID-19 prompted investors to begin pricing in an economic recovery. The risk-on environment translated to a rebound for higher-yielding currencies, an area of the market that had performed poorly in the virus-induced sell-off in 2020. A rally in commodities, which stemmed from the combination of accelerating demand and persistent supply bottlenecks, was another important theme. Export-driven and commodity-sensitive currencies, including the Australian dollar, New Zealand dollar, Canadian dollar, and Norwegian krone, all outperformed the global currency basket. In contrast, traditional safe havens, such as the Swiss franc and Japanese yen, lagged.
What elements of the fund’s positioning helped and hurt results?
A short position in the British pound was the largest detractor from performance, with the majority of the losses realized in the first quarter of 2021. The Bank of England was more hawkish than other global central banks in this time, boosting the currency. The United Kingdom also outpaced most of the world in vaccinations, supporting the economy’s near-term prospects. In addition, the improved clarity surrounding Brexit removed a source of uncertainty from the market. These developments all worked in favor of the pound, weighing on the fund’s short position.
Positioning in the yen also detracted. During the second calendar quarter of 2021, the fund expanded its short position in the currency based on relative weakness in Japan’s housing market. Shortly after this shift, volatility returned to the broader financial markets as the Delta variant spread and China pursued new regulations on its technology sector. As investors became more defensive, the yen—a traditional safe-haven currency—rallied and led to a loss for the fund’s sizable short position.
A long position in the euro lost ground, as well. Macroeconomic factors drove the fund’s bullish view, with support from the fair value, trade, and housing models. However, the euro depreciated relative to the world basket as Continental Europe wrestled with a slow start to its vaccination campaign.
4	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT

The fund had some protection from growing risk factors in the final three months of the period through its short positions in the Australian and New Zealand dollars, higher-yielding risk currencies. Both currencies declined in this time, aiding results.
A long position in the U.S. dollar also contributed positively. Late in 2020, the fund’s inflation model began to signal an opportunity on the long side due to the United States’ higher inflation compared to other regions. The fund rotated from its short position to a long as a result, allowing it to benefit from the U.S. dollar’s rebound in the first half of 2021. The dollar enjoyed a particularly strong rally in mid-June, when the U.S. Federal Reserve acknowledged rising inflationary pressure.
The fund ended the reporting period with large long positions in the euro, Swedish krona, Canadian dollar, and U.S. dollar, alongside short positions in the Japanese yen, Australian dollar, Norwegian krone, and New Zealand dollar. The remaining positions are closer to flat due to offsetting forecasts from the fund’s models.
MANAGED BY

Dori S. Levanoni
Jeppe F. Ladekarl
The views expressed in this report are exclusively those of Dori S. Levanoni and Jeppe F. Ladekarl, First Quadrant, L.P., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	-6.72	1.59	2.58	8.19	28.99
Class C1	-5.46	1.49	2.38	7.69	26.53
Class I2	-3.59	2.51	3.26	13.20	37.88
Class R6[1,2]	-3.46	2.64	3.36	13.90	39.12
Class NAV[2]	-3.45	2.63	3.40	13.86	39.71
Index†	0.06	1.08	0.56	5.50	5.77
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.43	2.13	1.13	1.02	1.01
Net (%)	1.42	2.12	1.12	1.01	1.00
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the FTSE 1-Month U.S. Treasury Bill Index.
See the following page for footnotes.
6	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Absolute Return Currency Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the FTSE 1-Month U.S. Treasury Bill Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	7-31-11	12,653	12,653	10,577
Class I2	7-31-11	13,788	13,788	10,577
Class R6[1,2]	7-31-11	13,912	13,912	10,577
Class NAV[2]	7-31-11	13,971	13,971	10,577
The FTSE 1-Month U.S. Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last one-month U.S. Treasury Bill issue.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C and Class R6 shares were first offered on 8-28-14 and 11-1-11, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on February 1, 2021, with the same investment held until July 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at July 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on February 1, 2021, with the same investment held until July 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 2-1-2021	Ending value on 7-31-2021	Expenses paid during period ended 7-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$991.90	$7.21	1.46%
	Hypothetical example	1,000.00	1,017.60	7.30	1.46%
Class C	Actual expenses/actual returns	1,000.00	988.80	10.65	2.16%
	Hypothetical example	1,000.00	1,014.10	10.79	2.16%
Class I	Actual expenses/actual returns	1,000.00	993.20	5.73	1.16%
	Hypothetical example	1,000.00	1,019.00	5.81	1.16%
Class R6	Actual expenses/actual returns	1,000.00	993.30	5.14	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Class NAV	Actual expenses/actual returns	1,000.00	993.30	5.14	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	9

Fund’s investments
AS OF 7-31-21
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 100.2%				$604,007,603
(Cost $604,023,194)
U.S. Government 92.6%				557,951,277
U.S. Treasury Bill (A)	0.001	09-16-21	165,500,000	165,491,207
U.S. Treasury Bill	0.010	08-12-21	122,500,000	122,498,809
U.S. Treasury Bill (A)	0.035	10-21-21	50,000,000	49,994,426
U.S. Treasury Bill (A)	0.043	11-18-21	220,000,000	219,966,835

	Yield (%)	Shares	Value
Short-term funds 7.6%			46,056,326

State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.0101(B)	46,056,326	46,056,326

Total investments (Cost $604,023,194) 100.2%	$604,007,603
Other assets and liabilities, net (0.2%)	(1,475,775)
Total net assets 100.0%	$602,531,828

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 7-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
10	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	42,272,239	USD	31,448,986	CITI	9/15/2021	—	$(421,217)
AUD	42,272,239	USD	31,448,939	DB	9/15/2021	—	(421,169)
AUD	42,272,239	USD	31,448,819	MSCS	9/15/2021	—	(421,048)
CAD	222,470,741	USD	181,862,084	CITI	9/15/2021	—	(3,546,623)
CAD	222,470,741	USD	181,861,937	DB	9/15/2021	—	(3,546,475)
CAD	222,470,741	USD	181,977,128	MSCS	9/15/2021	—	(3,661,666)
CHF	107,010,126	USD	116,589,454	CITI	9/15/2021	$1,672,410	—
CHF	107,010,126	USD	116,589,328	DB	9/15/2021	1,672,537	—
CHF	107,010,126	USD	116,588,821	MSCS	9/15/2021	1,673,045	—
EUR	186,838,112	USD	226,579,554	CITI	9/15/2021	—	(4,756,064)
EUR	186,838,112	USD	225,959,641	DB	9/15/2021	—	(4,136,151)
EUR	186,838,112	USD	225,958,890	MSCS	9/15/2021	—	(4,135,403)
GBP	61,391,467	USD	85,245,365	CITI	9/15/2021	97,819	—
GBP	61,391,467	USD	85,245,245	DB	9/15/2021	97,938	—
GBP	61,391,467	USD	85,244,939	MSCS	9/15/2021	98,245	—
JPY	1,488,713,342	USD	13,520,504	CITI	9/15/2021	54,115	—
JPY	1,488,713,342	USD	13,520,498	DB	9/15/2021	54,121	—
JPY	1,488,713,342	USD	13,520,447	MSCS	9/15/2021	54,174	—
NOK	667,996,650	USD	78,862,120	CITI	9/15/2021	—	(3,243,443)
NOK	667,996,650	USD	78,862,141	DB	9/15/2021	—	(3,243,463)
NOK	667,996,650	USD	78,676,566	MSCS	9/15/2021	—	(3,057,888)
NZD	69,546,492	USD	48,678,015	CITI	9/15/2021	—	(233,343)
NZD	69,546,492	USD	48,677,952	DB	9/15/2021	—	(233,278)
NZD	69,546,492	USD	48,677,813	MSCS	9/15/2021	—	(233,139)
SEK	1,830,556,226	USD	217,988,349	CITI	9/15/2021	—	(5,268,473)
SEK	1,830,556,226	USD	217,988,307	DB	9/15/2021	—	(5,268,432)
SEK	1,830,556,226	USD	218,633,084	MSCS	9/15/2021	—	(5,913,212)
SGD	90,009,937	USD	67,148,736	CITI	9/15/2021	—	(722,065)
SGD	90,009,937	USD	67,148,735	DB	9/15/2021	—	(722,068)
SGD	90,009,937	USD	67,170,868	MSCS	9/15/2021	—	(744,198)
USD	164,214,077	AUD	214,141,801	CITI	9/15/2021	7,034,264	—
USD	164,214,289	AUD	214,141,801	DB	9/15/2021	7,034,479	—
USD	164,348,993	AUD	214,141,801	MSCS	9/15/2021	7,169,179	—
USD	74,130,600	CAD	91,764,475	CITI	9/15/2021	579,245	—
USD	74,130,642	CAD	91,764,475	DB	9/15/2021	579,285	—
USD	74,130,941	CAD	91,764,475	MSCS	9/15/2021	579,584	—
USD	119,697,164	CHF	108,337,876	CITI	9/15/2021	—	(32,059)
USD	119,697,243	CHF	108,337,876	DB	9/15/2021	—	(31,980)
USD	119,697,772	CHF	108,337,876	MSCS	9/15/2021	—	(31,451)
USD	63,663,155	EUR	53,629,786	CITI	9/15/2021	—	(8,791)
USD	63,663,258	EUR	53,629,786	DB	9/15/2021	—	(8,690)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	11

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	63,629,023	EUR	53,629,786	MSCS	9/15/2021	—	$(42,924)
USD	132,825,762	GBP	94,333,176	CITI	9/15/2021	$1,688,748	—
USD	132,825,939	GBP	94,333,176	DB	9/15/2021	1,688,925	—
USD	132,845,807	GBP	94,333,176	MSCS	9/15/2021	1,708,793	—
USD	173,643,234	JPY	19,033,032,845	CITI	9/15/2021	93,263	—
USD	173,642,629	JPY	19,033,032,845	DB	9/15/2021	92,657	—
USD	173,643,306	JPY	19,033,032,845	MSCS	9/15/2021	93,335	—
USD	166,745,816	NOK	1,456,429,435	CITI	9/15/2021	1,874,831	—
USD	166,745,689	NOK	1,456,429,435	DB	9/15/2021	1,874,704	—
USD	166,788,660	NOK	1,456,429,435	MSCS	9/15/2021	1,917,676	—
USD	137,972,440	NZD	192,556,956	CITI	9/15/2021	3,841,178	—
USD	137,972,514	NZD	192,556,956	DB	9/15/2021	3,841,252	—
USD	137,984,948	NZD	192,556,956	MSCS	9/15/2021	3,853,684	—
USD	68,083,893	SEK	580,857,459	CITI	9/15/2021	585,322	—
USD	68,083,890	SEK	580,857,459	DB	9/15/2021	585,322	—
USD	68,084,193	SEK	580,857,459	MSCS	9/15/2021	585,624	—
USD	48,559,839	SGD	65,229,763	CITI	9/15/2021	420,756	—
USD	48,559,845	SGD	65,229,763	DB	9/15/2021	420,761	—
USD	48,560,060	SGD	65,229,763	MSCS	9/15/2021	420,976	—
						$54,038,247	$(54,084,713)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 7-31-21, the aggregate cost of investments for federal income tax purposes was $604,902,567. Net unrealized depreciation aggregated to $941,430, of which $0 related to gross unrealized appreciation and $941,430 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
12	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 7-31-21

Assets
Unaffiliated investments, at value (Cost $604,023,194)	$604,007,603
Unrealized appreciation on forward foreign currency contracts	54,038,247
Interest receivable	376
Receivable for fund shares sold	22,652
Other assets	70,715
Total assets	658,139,593
Liabilities
Unrealized depreciation on forward foreign currency contracts	54,084,713
Payable for investments purchased	389
Payable for fund shares repurchased	1,214,676
Payable to affiliates
Accounting and legal services fees	20,388
Transfer agent fees	13,744
Trustees’ fees	1,094
Other liabilities and accrued expenses	272,761
Total liabilities	55,607,765
Net assets	$602,531,828
Net assets consist of
Paid-in capital	$704,170,424
Total distributable earnings (loss)	(101,638,596)
Net assets	$602,531,828

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($9,463,469 ÷ 960,497 shares)[1]	$9.85
Class C ($562,615 ÷ 57,761 shares)[1]	$9.74
Class I ($125,524,534 ÷ 12,292,850 shares)	$10.21
Class R6 ($175,899 ÷ 17,019 shares)	$10.34
Class NAV ($466,805,311 ÷ 45,033,134 shares)	$10.37
Maximum offering price per share
Class A (net asset value per share ÷ 97%)[2]	$10.15

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	13

STATEMENT OF OPERATIONS For the year ended  7-31-21

Investment income
Interest	$224,922
Expenses
Investment management fees	3,879,906
Distribution and service fees	40,177
Accounting and legal services fees	66,298
Transfer agent fees	163,987
Trustees’ fees	9,216
Custodian fees	229,196
State registration fees	85,519
Printing and postage	30,376
Professional fees	113,479
Other	40,636
Total expenses	4,658,790
Less expense reductions	(35,020)
Net expenses	4,623,770
Net investment loss	(4,398,848)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Forward foreign currency contracts	6,517,838
6,517,838
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(28,363)
Forward foreign currency contracts	(14,152,376)
(14,180,739)
Net realized and unrealized loss	(7,662,901)
Decrease in net assets from operations	$(12,061,749)
14	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 7-31-21	Year ended 7-31-20
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(4,398,848)	$2,991,207
Net realized gain	6,517,838	67,489,761
Change in net unrealized appreciation (depreciation)	(14,180,739)	12,536,982
Increase (decrease) in net assets resulting from operations	(12,061,749)	83,017,950
Distributions to shareholders
From earnings
Class A	—	(333,453)
Class C	—	(6,228)
Class I	—	(5,217,249)
Class R2[1]	—	(1,228)
Class R6	—	(23,976)
Class NAV	—	(10,496,686)
Total distributions	—	(16,078,820)
From fund share transactions	269,592,878	(761,936,359)
Total increase (decrease)	257,531,129	(694,997,229)
Net assets
Beginning of year	345,000,699	1,039,997,928
End of year	$602,531,828	$345,000,699

[1]	Class R2 shares were fully redeemed on May 4, 2021.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	15

Financial highlights
CLASS A SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.25	$8.77	$8.59	$9.54	$9.11
Net investment income (loss)[1]	(0.14)	—[2]	0.08	0.01	(0.08)
Net realized and unrealized gain (loss) on investments	(0.26)	1.72	0.13	(0.96)	0.51
Total from investment operations	(0.40)	1.72	0.21	(0.95)	0.43
Less distributions
From net investment income	—	(0.24)	(0.03)	—	—
Net asset value, end of period	$9.85	$10.25	$8.77	$8.59	$9.54
Total return (%)[3,4]	(3.81)	20.03	2.43	(10.05)	4.83
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$12	$13	$17	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	1.43	1.35	1.33	1.35
Expenses including reductions	1.47	1.43	1.35	1.32	1.34
Net investment income (loss)	(1.41)	(0.04)	0.92	0.06	(0.83)
Portfolio turnover (%)[5]	0	0	0	0	0

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
16	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.20	$8.73	$8.58	$9.60	$9.23
Net investment income (loss)[1]	(0.21)	(0.08)	0.02	(0.06)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.25)	1.73	0.13	(0.96)	0.52
Total from investment operations	(0.46)	1.65	0.15	(1.02)	0.37
Less distributions
From net investment income	—	(0.18)	—	—	—
Net asset value, end of period	$9.74	$10.20	$8.73	$8.58	$9.60
Total return (%)[2,3]	(4.51)	19.24	1.75	(10.62)	4.01
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[4]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.18	2.13	2.05	2.03	2.05
Expenses including reductions	2.17	2.13	2.05	2.02	2.04
Net investment income (loss)	(2.11)	(0.89)	0.21	(0.67)	(1.52)
Portfolio turnover (%)[5]	0	0	0	0	0

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
[5]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	17

CLASS I SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.59	$9.05	$8.87	$9.82	$9.35
Net investment income (loss)[1]	(0.11)	0.05	0.11	0.04	(0.05)
Net realized and unrealized gain (loss) on investments	(0.27)	1.76	0.13	(0.99)	0.52
Total from investment operations	(0.38)	1.81	0.24	(0.95)	0.47
Less distributions
From net investment income	—	(0.27)	(0.06)	—	—
Net asset value, end of period	$10.21	$10.59	$9.05	$8.87	$9.82
Total return (%)[2]	(3.59)	20.56	2.67	(9.77)	5.13
Ratios and supplemental data
Net assets, end of period (in millions)	$126	$125	$624	$720	$397
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.13	1.07	1.04	1.04
Expenses including reductions	1.17	1.12	1.06	1.03	1.03
Net investment income (loss)	(1.11)	0.56	1.21	0.42	(0.49)
Portfolio turnover (%)[3]	0	0	0	0	0

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
18	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.71	$9.15	$8.96	$9.91	$9.42
Net investment income (loss)[1]	(0.10)	0.07	0.10	0.05	(0.03)
Net realized and unrealized gain (loss) on investments	(0.27)	1.77	0.16	(1.00)	0.52
Total from investment operations	(0.37)	1.84	0.26	(0.95)	0.49
Less distributions
From net investment income	—	(0.28)	(0.07)	—	—
Net asset value, end of period	$10.34	$10.71	$9.15	$8.96	$9.91
Total return (%)[2]	(3.46)	20.58	2.87	(9.59)	5.20
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$1	$119	$137
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.02	0.95	0.94	0.95
Expenses including reductions	1.07	1.01	0.95	0.92	0.92
Net investment income (loss)	(1.01)	0.71	1.06	0.48	(0.32)
Portfolio turnover (%)[4]	0	0	0	0	0

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	19

CLASS NAV SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.74	$9.18	$8.99	$9.94	$9.45
Net investment income (loss)[1]	(0.10)	0.04	0.12	0.04	(0.04)
Net realized and unrealized gain (loss) on investments	(0.27)	1.80	0.14	(0.99)	0.53
Total from investment operations	(0.37)	1.84	0.26	(0.95)	0.49
Less distributions
From net investment income	—	(0.28)	(0.07)	—	—
Net asset value, end of period	$10.37	$10.74	$9.18	$8.99	$9.94
Total return (%)[2]	(3.45)	20.52	2.85	(9.56)	5.19
Ratios and supplemental data
Net assets, end of period (in millions)	$467	$207	$401	$620	$860
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.01	0.94	0.92	0.93
Expenses including reductions	1.06	1.00	0.93	0.92	0.92
Net investment income (loss)	(1.01)	0.47	1.33	0.47	(0.41)
Portfolio turnover (%)[3]	0	0	0	0	0

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
20	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Absolute Return Currency Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve absolute return from investments in currency markets.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class R2 shares were fully redeemed on May 4, 2021.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
ANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	21

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$604,007,603	$46,056,326	$557,951,277	—
Total investments in securities	$604,007,603	$46,056,326	$557,951,277	—
Derivatives:
Assets
Forward foreign currency contracts	$54,038,247	—	$54,038,247	—
Liabilities
Forward foreign currency contracts	(54,084,713)	—	(54,084,713)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a
22	JOHN HANCOCK Absolute Return Currency Fund | ANNUAL REPORT

combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended July 31, 2021, the fund had no borrowings under the line of credit. Commitment fees for the year ended July 31, 2021 were $7,600.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2021, the fund has a short-term capital loss carryforward of $41,202,153 and a long-term capital loss carryforward of $56,651,537 available to offset future net realized capital gains. These carryforwards do not expire.
Qualified late year ordinary losses of $2,843,476 are treated as occurring on August 1, 2021, the first day of the fund’s next taxable year.
As of July 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended July 31, 2021 and 2020 was as follows:
	July 31, 2021	July 31, 2020
Ordinary income	—	$16,078,820
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of July 31, 2021, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and derivative transactions.
ANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	23

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended July 31, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $2.6 billion to $6.7 billion, as measured at each quarter end.
24	JOHN HANCOCK Absolute Return Currency Fund | ANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at July 31, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$54,038,247	$(54,084,713)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$54,038,247	$(54,084,713)
Totals	$54,038,247	$(54,084,713)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Citibank, N.A.	$17,941,951	($18,232,078)	($290,127)	—	$290,127	—
Deutsche Bank AG	17,941,981	(17,611,706)	330,275	—	—	$330,275
Morgan Stanley Capital Services LLC	18,154,315	(18,240,929)	(86,614)	—	86,614	—
Totals	$54,038,247	($54,084,713)	($46,466)	—	$376,741	$330,275
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended July 31, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$6,517,838
ANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	25

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended July 31, 2021:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(14,152,376)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: a) 0.95% of the first $250 million of the fund’s average daily net assets; b) 0.90% of the next $250 million of the fund’s average daily net assets; c) 0.85% of the next $2 billion of the fund’s average daily net assets; d) 0.83% of the next $1.5 billion of the fund’s average daily net assets; and e) 0.81% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with First Quadrant, L.P. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended July 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended July 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,435
Class C	69
Class I	15,550
Class R2	8
Class	Expense reduction
Class R6	$13
Class NAV	17,945
Total	$35,020

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended July 31, 2021, were equivalent to a net annual effective rate of 0.92% of the fund’s average daily net assets.
26	JOHN HANCOCK Absolute Return Currency Fund | ANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended July 31, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R2 shares were fully redeemed on May 4, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $21,000 for the year ended July 31, 2021. Of this amount, $3,648 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $17,352 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended July 31, 2021, CDSCs received by the Distributor amounted to $1,101 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended July 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$34,686	$13,448
Class C	5,391	627
ANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	27

Class	Distribution and service fees	Transfer agent fees
Class I	—	$149,897
Class R2	$100	4
Class R6	—	11
Total	$40,177	$163,987
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$5,041,587	6	0.627%	$527
Note 6—Fund share transactions
Transactions in fund shares for the years ended July 31, 2021 and 2020 were as follows:
	Year Ended 7-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	379,895	$3,791,581	548,237	$5,276,020
Distributions reinvested	—	—	39,054	332,737
Repurchased	(618,248)	(6,135,367)	(864,254)	(7,620,599)
Net decrease	(238,353)	$(2,343,786)	(276,963)	$(2,011,842)
Class C shares
Sold	12,815	$126,385	49,134	$473,703
Distributions reinvested	—	—	731	6,228
Repurchased	(14,973)	(149,109)	(39,255)	(362,330)
Net increase (decrease)	(2,158)	$(22,724)	10,610	$117,601
Class I shares
Sold	6,769,888	$69,698,246	8,461,840	$80,899,132
Distributions reinvested	—	—	223,777	1,966,999
Repurchased	(6,316,680)	(64,621,196)	(65,801,040)	(598,768,643)
Net increase (decrease)	453,208	$5,077,050	(57,115,423)	$(515,902,512)
Class R2 shares[1]
Sold	—	—	66	$600
Repurchased	(5,087)	$(51,697)	(5,072)	(45,088)
Net decrease	(5,087)	$(51,697)	(5,006)	$(44,488)
28	JOHN HANCOCK Absolute Return Currency Fund | ANNUAL REPORT

	Year Ended 7-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class R4 shares[2]
Repurchased	—	—	(5,071)	$(45,808)
Net decrease	—	—	(5,071)	$(45,808)
Class R6 shares
Sold	10,226	$105,700	1,743	$15,582
Distributions reinvested	—	—	2,703	23,976
Repurchased	(7,096)	(74,844)	(109,751)	(993,367)
Net increase (decrease)	3,130	$30,856	(105,305)	$(953,809)
Class NAV shares
Sold	27,321,388	$282,803,379	1,712,200	$16,951,428
Distributions reinvested	—	—	1,179,403	10,496,686
Repurchased	(1,524,686)	(15,900,200)	(27,365,290)	(270,543,615)
Net increase (decrease)	25,796,702	$266,903,179	(24,473,687)	$(243,095,501)
Total net increase (decrease)	26,007,442	$269,592,878	(81,970,845)	$(761,936,359)

[1]	Class R2 shares were fully redeemed on May 4, 2021.
[2]	Class R4 shares were fully redeemed on October 29, 2019.
Affiliates of the fund owned 100% of shares of Class NAV on July 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
For the year ended July 31, 2021, all purchases and sales of investments were short-term.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At July 31, 2021, funds within the John Hancock group of funds complex held 77.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.2%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	14.0%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	11.5%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.5%
John Hancock Funds II Alternative Asset Allocation Fund	5.3%
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Absolute Return Currency Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Absolute Return Currency Fund (the "Fund") as of July 31, 2021, the related statement of operations for the year ended July 31, 2021, the statements of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2021 and the financial highlights for each of the five years in the period ended July 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 13, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended July 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	31

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees
This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with First Quadrant, L.P. (the Subadvisor) for John Hancock Absolute Return Currency Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At telephonic meetings held on June 22-24, 2021 the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
32	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Ofﬁcer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the signiﬁcant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-, three-, five-, and ten-year periods ended December 31, 2020. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The
34	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT

Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex,, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory afﬁliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
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Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of stafﬁng and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualiﬁcations, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and stafﬁng matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the ﬁnancial condition of the Subadvisor.
36	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not afﬁliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the proﬁts to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement. The Board also received information regarding the nature and scope (including their signiﬁcance to the Advisor and its afﬁliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its afﬁliates provide advisory, distribution, or management services in connection with ﬁnancial products sponsored by the Advisor or its afﬁliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualiﬁed plans. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufﬁcient for comparative purposes. The Board noted that the limited size of the Lipper peer group was not sufﬁcient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	37

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
38	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Absolute Return Currency Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, First Quadrant, L.P. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	39

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
40	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2005	192
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	192
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	41

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	192
Trustee
Board Member, Oatly Group AB (plant-based drink company) (since 2021): Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

42	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	43

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.
44	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
First Quadrant, L.P.
Portfolio Managers
Jeppe F. Ladekarl
Dori S. Levanoni
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	45

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1745544	364A 7/21
9/2021

Annual report
John Hancock
Fundamental All Cap Core Fund
U.S. equity
July 31, 2021

A message to shareholders
Dear shareholder,
The domestic stock market performed very well during the 12 months ended July 31, 2021, as improved economic growth and healthy corporate earnings propelled gains. The passage of a substantial fiscal stimulus package, together with hopes for further stimulus later in the year, was an additional tailwind. However, market volatility increased as the period wore on, due to concerns over a more contagious variant of COVID-19, rising inflation, and the pace of economic growth.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental All Cap Core Fund

2	Your fund at a glance
4	Manager’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
13	Financial statements
16	Financial highlights
22	Notes to financial statements
30	Report of independent registered public accounting firm
31	Tax information
32	Continuation of investment advisory and subadvisory agreements
39	Statement regarding liquidity risk management
41	Trustees and Officers
45	More information
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/2021 (%)

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. stocks surged amid government stimulus and vaccine rollouts
The Russell 3000 Index posted a stellar advance this period, buoyed by massive federal government stimulus and the rollout of effective COVID-19 vaccines that boosted prospects for economic recovery.
The fund outperformed its benchmark
Security selection and an underweight in the healthcare sector, along with stock picks and an overweight in financials, propelled the fund well ahead of its benchmark.
Stock picks in consumer discretionary detracted most
Investment choices in the consumer discretionary and real estate sectors hampered performance.
SECTOR COMPOSITION AS OF 7/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

Manager’s discussion of fund performance
Why did U.S. stocks post such a strong gain during the 12 months ended July 31, 2021?
Stocks benefited as massive federal government stimulus and the rollout of effective COVID-19 vaccines boosted prospects for an economic recovery. Healthy corporate earnings and the possibility of a bipartisan infrastructure spending bill also encouraged investors. These tailwinds outweighed volatility brought on by periodic virus surges, the spread of the highly infectious Delta variant, and inflation fears.
Against this backdrop, the fund’s benchmark, the Russell 3000 Index, posted a strong gain, with notable advances from the economically sensitive financials, energy, and industrials sectors. Communication services and information technology stocks also outperformed. Conversely, the more-defensive utilities and consumer staples sectors were laggards.
What factors helped the fund beat its benchmark?
Security selection drove the biggest share of the fund’s outperformance. By sector, stock picks and an underweight in healthcare, plus investment choices and a large overweight in financials, helped most. An overweight in energy and lack of exposure to utilities further aided results.
Our biggest individual contributor was biopharmaceuticals company Moderna, Inc. Its stock soared amid strong demand for the company’s COVID-19 vaccine and the
TOP 10 HOLDINGS AS OF 7/31/2021 (% of net assets)
Amazon.com, Inc.	6.8
Alphabet, Inc., Class A	6.2
Facebook, Inc., Class A	5.1
Lennar Corp., A Shares	4.4
Morgan Stanley	4.3
Apple, Inc.	3.5
Bank of America Corp.	3.1
First Hawaiian, Inc.	3.0
Polaris, Inc.	2.8
Post Holdings, Inc.	2.8
TOTAL	42.0
Cash and cash equivalents are not included.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT

possible need for boosters to fight new virus variants. Another standout was wealth management company Morgan Stanley, which benefited from strong capital markets activity, a rising equity market, and improved capital return prospects. In addition, shares of First Hawaiian, Inc., Hawaii’s largest financial institution, rebounded, as the vaccine rollout fueled a recovery in the state’s tourism-dependent local economy. All three stocks were sizable overweights.
Which sectors and stocks hindered relative performance?
Stock picks in the consumer discretionary sector and investment choices in real estate detracted. Shares of Amazon.com, Inc., the top holding, underperformed, as investors waited to see whether the e-commerce giant’s heady revenue and earnings growth rates would continue. Shares of online automotive retailer CarGurus, Inc. languished as a lack of available used and new cars translated into less need for vehicle sellers to invest in its advertising and marketing resources. In real estate, cell phone tower operator American Tower Corp. was hindered by worries that a merger among wireless carriers would temporarily slow spending on wireless infrastructure services and, later, by a shift toward more economically sensitive stocks. Each of these stocks was an overweight.
How was the fund positioned at period end?
The fund is balanced between secularly driven growth securities and economically sensitive value stocks, with notable overweights in the consumer discretionary, communication services, and financials sectors.
MANAGED BY

Emory W. Sanders, Jr., CFA
Jonathan T. White, CFA
The views expressed in this report are exclusively those of Emory W. Sanders, Jr., CFA, and Jonathan T. White, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	36.40	17.96	15.23	128.40	312.75
Class C1	41.51	18.35	15.25	132.17	313.37
Class I2	43.97	19.52	16.21	143.92	349.26
Class R2[1,2]	43.35	19.13	15.82	139.92	334.43
Class R4[1,2]	43.92	19.45	15.99	143.20	340.82
Class R6[1,2]	44.12	19.66	16.12	145.37	345.68
Index†	38.73	17.36	15.16	122.68	310.10
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until November 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.40	2.10	1.10	1.49	1.34	0.99
Net (%)	1.14	1.84	0.84	1.22	0.97	0.72
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 3000 Index.
See the following page for footnotes.
6	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental All Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 3000 Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	7-31-11	41,337	41,337	41,010
Class I2	7-31-11	44,926	44,926	41,010
Class R2[1,2]	7-31-11	43,443	43,443	41,010
Class R4[1,2]	7-31-11	44,082	44,082	41,010
Class R6[1,2]	7-31-11	44,568	44,568	41,010
The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 6-27-14; Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares (first offered on 6-1-11) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on February 1, 2021, with the same investment held until July 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at July 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on February 1, 2021, with the same investment held until July 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 2-1-2021	Ending value on 7-31-2021	Expenses paid during period ended 7-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,211.30	$6.74	1.23%
	Hypothetical example	1,000.00	1,018.70	6.16	1.23%
Class C	Actual expenses/actual returns	1,000.00	1,206.30	10.56	1.93%
	Hypothetical example	1,000.00	1,015.20	9.64	1.93%
Class I	Actual expenses/actual returns	1,000.00	1,212.70	5.10	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Class R2	Actual expenses/actual returns	1,000.00	1,210.10	7.40	1.35%
	Hypothetical example	1,000.00	1,018.10	6.76	1.35%
Class R4	Actual expenses/actual returns	1,000.00	1,212.70	5.32	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%
Class R6	Actual expenses/actual returns	1,000.00	1,213.10	4.50	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	9

Fund’s investments
AS OF 7-31-21
	Shares	Value
Common stocks 98.0%		$141,055,187
(Cost $79,828,710)
Communication services 16.3%		23,526,873
Entertainment 2.8%
Liberty Media Corp.-Liberty Formula One, Series C (A)	77,044	3,615,675
Madison Square Garden Entertainment Corp. (A)	5,657	395,764
Interactive media and services 12.9%
Alphabet, Inc., Class A (A)	3,298	8,886,560
CarGurus, Inc. (A)	79,276	2,267,294
Facebook, Inc., Class A (A)	20,840	7,425,292
Media 0.6%
Liberty Broadband Corp., Series A (A)	5,454	936,288
Consumer discretionary 18.8%		27,082,907
Household durables 5.3%
Lennar Corp., A Shares	60,831	6,396,380
NVR, Inc. (A)	239	1,248,201
Internet and direct marketing retail 6.8%
Amazon.com, Inc. (A)	2,920	9,716,561
Leisure products 2.8%
Polaris, Inc.	30,966	4,058,714
Specialty retail 3.1%
Dufry AG (A)	32,568	1,723,100
Group 1 Automotive, Inc.	15,799	2,744,918
Textiles, apparel and luxury goods 0.8%
Salvatore Ferragamo SpA (A)	59,915	1,195,033
Consumer staples 7.1%		10,188,057
Beverages 2.5%
Anheuser-Busch InBev SA/NV, ADR	22,202	1,398,282
Diageo PLC, ADR	5,922	1,173,800
Heineken NV	8,725	1,016,041
Food and staples retailing 0.5%
U.S. Foods Holding Corp. (A)	20,104	690,371
Food products 4.1%
Post Holdings, Inc. (A)	39,618	4,054,506
The Hain Celestial Group, Inc. (A)	46,481	1,855,057
Energy 4.8%		6,891,879
Energy equipment and services 0.8%
Baker Hughes Company	51,795	1,100,126
10	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 4.0%
Cheniere Energy, Inc. (A)	43,269	$3,674,836
Suncor Energy, Inc.	25,928	508,967
Valero Energy Corp.	24,010	1,607,950
Financials 17.8%		25,691,888
Banks 6.1%
Bank of America Corp.	114,456	4,390,532
First Hawaiian, Inc.	158,919	4,375,040
Capital markets 9.4%
KKR & Company, Inc.	41,681	2,657,581
Morgan Stanley	64,340	6,175,353
Robinhood Markets, Inc., Class A (A)	45,158	1,587,304
The Goldman Sachs Group, Inc.	8,340	3,126,499
Consumer finance 2.3%
American Express Company	13,529	2,307,100
Synchrony Financial	22,809	1,072,479
Health care 7.5%		10,754,796
Biotechnology 3.6%
Alnylam Pharmaceuticals, Inc. (A)	11,973	2,142,449
Moderna, Inc. (A)	8,640	3,055,104
Health care equipment and supplies 2.3%
Hologic, Inc. (A)	44,011	3,302,585
Health care providers and services 1.0%
Anthem, Inc.	3,866	1,484,583
Health care technology 0.6%
Change Healthcare, Inc. (A)	35,471	770,075
Industrials 8.8%		12,644,363
Electrical equipment 1.7%
Regal Beloit Corp.	9,245	1,361,141
Sensata Technologies Holding PLC (A)	17,916	1,050,236
Industrial conglomerates 1.8%
Roper Technologies, Inc.	5,437	2,671,416
Machinery 1.4%
Parker-Hannifin Corp.	6,459	2,015,402
Professional services 2.3%
IHS Markit, Ltd.	27,809	3,249,204
Trading companies and distributors 1.6%
United Rentals, Inc. (A)	6,970	2,296,964
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	11

	Shares	Value
Information technology 11.7%		$16,850,810
Semiconductors and semiconductor equipment 3.4%
Analog Devices, Inc.	8,183	1,369,998
NVIDIA Corp.	17,964	3,502,800
Software 3.9%
salesforce.com, Inc. (A)	11,472	2,775,421
Workday, Inc., Class A (A)	11,916	2,793,110
Technology hardware, storage and peripherals 4.4%
Apple, Inc.	34,685	5,059,154
Samsung Electronics Company, Ltd.	19,760	1,350,327
Materials 1.3%		1,869,300
Chemicals 1.3%
Axalta Coating Systems, Ltd. (A)	62,103	1,869,300
Real estate 3.9%		5,554,314
Equity real estate investment trusts 3.1%
American Tower Corp.	10,887	3,078,844
Crown Castle International Corp.	6,884	1,329,232
Real estate management and development 0.8%
Five Point Holdings LLC, Class A (A)	136,946	1,146,238

	Yield (%)	Shares	Value
Short-term investments 2.6%			$3,708,164
(Cost $3,708,164)
Short-term funds 2.6%			3,708,164
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	3,708,164	3,708,164

Total investments (Cost $83,536,874) 100.6%	$144,763,351
Other assets and liabilities, net (0.6%)	(910,147)
Total net assets 100.0%	$143,853,204

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-21.
At 7-31-21, the aggregate cost of investments for federal income tax purposes was $83,675,559. Net unrealized appreciation aggregated to $61,087,792, of which $61,941,234 related to gross unrealized appreciation and $853,442 related to gross unrealized depreciation.
12	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 7-31-21

Assets
Unaffiliated investments, at value (Cost $83,536,874)	$144,763,351
Dividends and interest receivable	66,286
Receivable for fund shares sold	797,441
Receivable from affiliates	110
Other assets	56,623
Total assets	145,683,811
Liabilities
Payable for investments purchased	1,716,004
Payable for fund shares repurchased	1,629
Payable to affiliates
Accounting and legal services fees	3,480
Transfer agent fees	12,024
Distribution and service fees	29
Trustees’ fees	140
Other liabilities and accrued expenses	97,301
Total liabilities	1,830,607
Net assets	$143,853,204
Net assets consist of
Paid-in capital	$78,960,438
Total distributable earnings (loss)	64,892,766
Net assets	$143,853,204

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($74,197,260 ÷ 2,479,426 shares)[1]	$29.93
Class C ($7,501,640 ÷ 263,359 shares)[1]	$28.48
Class I ($38,193,970 ÷ 1,249,641 shares)	$30.56
Class R2 ($134,073 ÷ 4,458 shares)	$30.07
Class R4 ($80,823 ÷ 2,655 shares)	$30.45[2]
Class R6 ($23,745,438 ÷ 773,917 shares)	$30.68
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$31.51

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $30.45 is calculated using Net assets of $80,822.99 and Shares outstanding of 2,654.59.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	13

STATEMENT OF OPERATIONS For the year ended 7-31-21

Investment income
Dividends	$951,553
Interest	891
Less foreign taxes withheld	(19,455)
Total investment income	932,989
Expenses
Investment management fees	739,353
Distribution and service fees	248,902
Accounting and legal services fees	16,090
Transfer agent fees	107,983
Trustees’ fees	2,115
Custodian fees	23,066
State registration fees	90,946
Printing and postage	20,726
Professional fees	60,195
Other	22,007
Total expenses	1,331,383
Less expense reductions	(69,024)
Net expenses	1,262,359
Net investment loss	(329,370)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,532,832
5,532,832
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	33,643,115
33,643,115
Net realized and unrealized gain	39,175,947
Increase in net assets from operations	$38,846,577
14	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 7-31-21	Year ended 7-31-20
Increase (decrease) in net assets
From operations
Net investment loss	$(329,370)	$(24,437)
Net realized gain	5,532,832	2,738,913
Change in net unrealized appreciation (depreciation)	33,643,115	10,009,651
Increase in net assets resulting from operations	38,846,577	12,724,127
Distributions to shareholders
From earnings
Class A	(1,750,157)	(362)
Class C	(189,770)	—
Class I	(565,703)	(31,930)
Class R2	(2,791)	—
Class R4	(1,949)	(57)
Class R6	(549,070)	(33,272)
Total distributions	(3,059,440)	(65,621)
From fund share transactions	15,334,318	(8,842,966)
Total increase	51,121,455	3,815,540
Net assets
Beginning of year	92,731,749	88,916,209
End of year	$143,853,204	$92,731,749
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	15

Financial highlights
CLASS A SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$21.48	$18.51	$19.84	$17.95	$14.97
Net investment income (loss)[1]	(0.10)	(0.02)	—[2]	(0.05)	0.03
Net realized and unrealized gain (loss) on investments	9.29	2.99	0.12	3.08	2.97
Total from investment operations	9.19	2.97	0.12	3.03	3.00
Less distributions
From net investment income	—	—[2]	—	—	(0.02)
From net realized gain	(0.74)	—	(1.45)	(1.14)	—
Total distributions	(0.74)	—[2]	(1.45)	(1.14)	(0.02)
Net asset value, end of period	$29.93	$21.48	$18.51	$19.84	$17.95
Total return (%)[3,4]	43.58	16.05	2.60	17.14	20.07
Ratios and supplemental data
Net assets, end of period (in millions)	$74	$53	$49	$49	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	1.40	1.36	1.33	1.35
Expenses including reductions	1.24	1.27	1.28	1.28	1.26
Net investment income (loss)	(0.39)	(0.11)	0.01	(0.25)	0.18
Portfolio turnover (%)	18	22	21	23	52

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
16	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$20.62	$17.89	$19.36	$17.67	$14.81
Net investment loss[1]	(0.27)	(0.15)	(0.12)	(0.18)	(0.09)
Net realized and unrealized gain (loss) on investments	8.87	2.88	0.10	3.01	2.95
Total from investment operations	8.60	2.73	(0.02)	2.83	2.86
Less distributions
From net realized gain	(0.74)	—	(1.45)	(1.14)	—
Net asset value, end of period	$28.48	$20.62	$17.89	$19.36	$17.67
Total return (%)[2,3]	42.51	15.26	1.90	16.25	19.31
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$6	$6	$6	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	2.10	2.06	2.03	2.05
Expenses including reductions	1.94	1.97	1.98	1.98	1.96
Net investment loss	(1.09)	(0.81)	(0.69)	(0.95)	(0.54)
Portfolio turnover (%)	18	22	21	23	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	17

CLASS I SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$21.86	$18.82	$20.08	$18.13	$15.12
Net investment income (loss)[1]	(0.03)	0.04	0.06	0.01	0.07
Net realized and unrealized gain (loss) on investments	9.47	3.03	0.13	3.11	3.01
Total from investment operations	9.44	3.07	0.19	3.12	3.08
Less distributions
From net investment income	—	(0.03)	—	(0.03)	(0.07)
From net realized gain	(0.74)	—	(1.45)	(1.14)	—
Total distributions	(0.74)	(0.03)	(1.45)	(1.17)	(0.07)
Net asset value, end of period	$30.56	$21.86	$18.82	$20.08	$18.13
Total return (%)[2]	43.97	16.34	2.94	17.50	20.40
Ratios and supplemental data
Net assets, end of period (in millions)	$38	$18	$20	$29	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.10	1.08	1.03	1.04
Expenses including reductions	0.94	0.97	0.99	0.98	0.95
Net investment income (loss)	(0.10)	0.19	0.31	0.03	0.42
Portfolio turnover (%)	18	22	21	23	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
18	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$21.61	$18.64	$19.98	$18.09	$15.09
Net investment income (loss)[1]	(0.13)	(0.04)	—	(0.05)	0.06
Net realized and unrealized gain (loss) on investments	9.33	3.01	0.11	3.09	2.99
Total from investment operations	9.20	2.97	0.11	3.04	3.05
Less distributions
From net investment income	—	—	—	(0.01)	(0.05)
From net realized gain	(0.74)	—	(1.45)	(1.14)	—
Total distributions	(0.74)	—	(1.45)	(1.15)	(0.05)
Net asset value, end of period	$30.07	$21.61	$18.64	$19.98	$18.09
Total return (%)[2]	43.35	15.93	2.53	17.09	20.25
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	1.49	1.46	1.35	1.20
Expenses including reductions	1.34	1.36	1.38	1.30	1.11
Net investment income (loss)	(0.49)	(0.21)	—	(0.28)	0.35
Portfolio turnover (%)	18	22	21	23	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	19

CLASS R4 SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$21.79	$18.75	$20.03	$18.11	$15.10
Net investment income (loss)[1]	(0.03)	0.01	0.03	(0.02)	0.07
Net realized and unrealized gain (loss) on investments	9.43	3.05	0.14	3.11	3.00
Total from investment operations	9.40	3.06	0.17	3.09	3.07
Less distributions
From net investment income	—	(0.02)	—	(0.03)	(0.06)
From net realized gain	(0.74)	—	(1.45)	(1.14)	—
Total distributions	(0.74)	(0.02)	(1.45)	(1.17)	(0.06)
Net asset value, end of period	$30.45	$21.79	$18.75	$20.03	$18.11
Total return (%)[2]	43.92	16.32	2.84	17.31	20.42
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$1	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	1.24	1.31	1.27	1.19
Expenses including reductions	0.99	1.00	1.13	1.12	1.01
Net investment income (loss)	(0.13)	0.06	0.15	(0.12)	0.45
Portfolio turnover (%)	18	22	21	23	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
20	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$21.92	$18.86	$20.10	$18.14	$15.12
Net investment income[1]	—[2]	0.06	0.07	0.02	0.09
Net realized and unrealized gain (loss) on investments	9.50	3.05	0.14	3.12	3.01
Total from investment operations	9.50	3.11	0.21	3.14	3.10
Less distributions
From net investment income	—	(0.05)	—	(0.04)	(0.08)
From net realized gain	(0.74)	—	(1.45)	(1.14)	—
Total distributions	(0.74)	(0.05)	(1.45)	(1.18)	(0.08)
Net asset value, end of period	$30.68	$21.92	$18.86	$20.10	$18.14
Total return (%)[3]	44.12	16.49	3.04	17.62	20.59
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$16	$14	$13	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.99	0.96	0.93	0.95
Expenses including reductions	0.84	0.85	0.88	0.88	0.85
Net investment income	0.01	0.30	0.39	0.13	0.52
Portfolio turnover (%)	18	22	21	23	52

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	21

Notes to financial statements
Note 1—Organization
John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
22	JOHN HANCOCK Fundamental All Cap Core Fund | ANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$23,526,873	$23,526,873	—	—
Consumer discretionary	27,082,907	24,164,774	$2,918,133	—
Consumer staples	10,188,057	9,172,016	1,016,041	—
Energy	6,891,879	6,891,879	—	—
Financials	25,691,888	25,691,888	—	—
Health care	10,754,796	10,754,796	—	—
Industrials	12,644,363	12,644,363	—	—
Information technology	16,850,810	15,500,483	1,350,327	—
Materials	1,869,300	1,869,300	—	—
Real estate	5,554,314	5,554,314	—	—
Short-term investments	3,708,164	3,708,164	—	—
Total investments in securities	$144,763,351	$139,478,850	$5,284,501	—

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a
ANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	23

non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended July 31, 2021, the fund had no borrowings under the line of credit. Commitment fees for the year ended July 31, 2021 were $6,278.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
24	JOHN HANCOCK Fundamental All Cap Core Fund | ANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of July 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended July 31, 2021 and 2020 was as follows:
	July 31, 2021	July 31, 2020
Ordinary income	$610,064	$13,887
Long-term capital gains	2,449,376	51,734
Total	$3,059,440	$65,621
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of July 31, 2021, the components of distributable earnings on a tax basis consisted of $320,258 of undistributed ordinary income and $3,484,807 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
ANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	25

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund’s aggregate average daily net assets together with the net assets of Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); and b) 0.650% of the combined aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended July 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement,“expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on November 30, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to July 1, 2021, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement,“expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense.
For the year ended July 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$39,015
Class C	4,073
Class I	13,933
Class R2	63
Class	Expense reduction
Class R4	$43
Class R6	11,828
Total	$68,955

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended July 31, 2021, were equivalent to a net annual effective rate of 0.61% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at
26	JOHN HANCOCK Fundamental All Cap Core Fund | ANNUAL REPORT

the time the expense was incurred. These accounting and legal services fees incurred, for the year ended July 31, 2021, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $69 for Class R4 shares for the year ended July 31, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $61,374 for the year ended July 31, 2021. Of this amount, $9,817 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $51,557 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended July 31, 2021, CDSCs received by the Distributor amounted to $2 and $66 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended July 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$186,218	$72,218
Class C	62,037	7,215
ANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	27

Class	Distribution and service fees	Transfer agent fees
Class I	—	$26,632
Class R2	$472	10
Class R4	175	7
Class R6	—	1,901
Total	$248,902	$107,983
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,841,274	3	0.655%	$155
Note 5—Fund share transactions
Transactions in fund shares for the years ended July 31, 2021 and 2020 were as follows:
	Year Ended 7-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	423,270	$11,129,560	445,590	$8,264,040
Distributions reinvested	71,763	1,749,586	18	362
Repurchased	(468,729)	(11,729,921)	(642,906)	(11,796,901)
Net increase (decrease)	26,304	$1,149,225	(197,298)	$(3,532,499)
Class C shares
Sold	71,109	$1,880,782	54,091	$977,637
Distributions reinvested	8,141	189,770	—	—
Repurchased	(92,765)	(2,272,003)	(111,272)	(1,964,504)
Net decrease	(13,515)	$(201,451)	(57,181)	$(986,867)
Class I shares
Sold	621,103	$17,690,258	132,287	$2,518,538
Distributions reinvested	22,759	565,555	1,587	31,924
Repurchased	(217,825)	(5,507,646)	(374,103)	(6,851,225)
Net increase (decrease)	426,037	$12,748,167	(240,229)	$(4,300,763)
28	JOHN HANCOCK Fundamental All Cap Core Fund | ANNUAL REPORT

	Year Ended 7-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	2,018	$56,820	1,604	$29,078
Distributions reinvested	85	2,077	—	—
Repurchased	(1,647)	(40,965)	(1,455)	(26,936)
Net increase	456	$17,932	149	$2,142
Class R4 shares
Sold	74	$1,835	2,799	$54,569
Distributions reinvested	2	56	1	12
Repurchased	(10)	(292)	(682)	(12,706)
Net increase	66	$1,599	2,118	$41,875
Class R6 shares
Sold	293,896	$8,117,248	228,519	$4,320,429
Distributions reinvested	21,488	535,692	1,651	33,272
Repurchased	(279,073)	(7,034,094)	(223,125)	(4,420,555)
Net increase (decrease)	36,311	$1,618,846	7,045	$(66,854)
Total net increase (decrease)	475,659	$15,334,318	(485,396)	$(8,842,966)
Affiliates of the fund owned 96% and 45% of shares of Class R4 and R6, respectively, on July 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $30,369,732 and $19,127,152, respectively, for the year ended July 31, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Fundamental All Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Fundamental All Cap Core Fund (the "Fund") as of July 31, 2021, the related statement of operations for the year ended July 31, 2021, the statements of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2021 and the financial highlights for each of the five years in the period ended July 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 13, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended July 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $2,449,376 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees
This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Fundamental All Cap Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At in-person meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Ofﬁcer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the signiﬁcant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period ended December 31, 2020 and underperformed its benchmark index for the three- and five-year periods ended December 31, 2020. The Board also noted that the fund underperformed its peer group median for the one-, three, and five-year periods ended December 31, 2020. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period. The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-and five-year periods and performance relative to the peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader
34	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT

group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and the net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory afﬁliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed ﬁnancial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
(c)	received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
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(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reﬂected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to beneﬁt from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
36	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reﬂected as breakpoints in the advisory fees for the fund in order to permit shareholders to beneﬁt from economies of scale if the fund grows.
***
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Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Fundamental All Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
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Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
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Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2005	192
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	192
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
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Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	192
Trustee
Board Member, Oatly Group AB (plant-based drink company) (since 2021): Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

42	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	43

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.
44	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	45

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1745550	376A 7/21
9/2021

Annual report
John Hancock
Multi-Asset Absolute Return Fund
Alternative
July 31, 2021

A message to shareholders
Dear shareholder,
The world equity markets performed well during the 12 months ended July 31, 2021, despite periodic bouts of volatility. The gradual rollout of vaccines for COVID-19 fostered expectations for strength in both economic growth and corporate earnings. The fiscal stimulus programs passed in the United States provided further fuel for investor sentiment worldwide.
Bond yields rose broadly around the globe in anticipation of higher inflation as the global economy gradually recovers. Performance in the equity markets cooled somewhat in June and July due to concerns about a more contagious COVID-19 variant, rising inflation, and slower economic data in China.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Asset Absolute Return Fund

2	Your fund at a glance
5	Manager’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
26	Financial statements
30	Financial highlights
36	Notes to financial statements
49	Report of independent registered public accounting firm
50	Tax information
51	Continuation of investment advisory and subadvisory agreements
58	Statement regarding liquidity risk management
60	Trustees and Officers
64	More information
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term total return.
AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/2021 (%)

The Blended Index is 30% MSCI All Country World Index and 70% Bloomberg Global Aggregate USD Hedged Index.
The MSCI All Country World Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets and emerging markets.
The Bloomberg Global Aggregate USD Hedged Index, formerly known as Bloomberg Barclays Global Aggregate USD Hedged Index, measures performance of global investment grade debt from twenty-four local currency markets from both developed and emerging markets issuers.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Global stocks rallied sharply as vaccines dampened pandemic concerns
Equity markets around the world posted robust returns as the approval and broad distribution of COVID-19 vaccines helped global economies stage a recovery from the pandemic.
Inflation concerns put downward pressure on bonds
Global bond yields generally rose during the period as supply-chain bottlenecks led to higher inflation in many regions of the world.
The fund posted a strong return, paced by equities
Strong results from the fund’s equity component contributed to its double-digit overall return, which outperformed its primary benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index.
PORTFOLIO COMPOSITION AS OF 7/31/2021 (% of net assets)

PORTFOLIO ALLOCATION AS OF 7/31/2021 (% of net assets)

Common stocks	80.7
Information technology	20.0
Health care	19.9
Consumer discretionary	12.3
Communication services	9.3
Consumer staples	8.3
Industrials	5.7
Financials	3.4
Utilities	1.6
Real estate	0.2
Corporate bonds	9.1
U.S. Government	2.7
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

Preferred securities	0.1
Other assets and liabilities, net	7.4
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT

Manager’s discussion of fund performance
Can you describe the market environment during the 12 months ended July 31, 2021?
Global financial markets posted strong returns for the period amid significantly reduced volatility as concerns regarding the ongoing COVID-19 pandemic eased. The first half of the period featured the gradual reopening of global economies following a severe downturn brought on by the initial outbreak. By the end of 2020, the rollout of multiple vaccines began in many countries, providing further support for a global economic rebound. However, regional disparities in vaccine availability and distribution led to some variable economic outcomes, and the increased spread of more-transmissible variants late in the period contributed to increased market volatility.
The equity markets benefited from the broad economic recovery, improving corporate earnings, and expectations of a full return to normalcy by the end of 2021. Global fixed-income markets were mixed as concerns about rising inflation, sparked in part by supply shortages and transportation disruptions, pushed bond yields higher and prices lower. However, the economic optimism boosted high-yield corporate bonds, which delivered strong returns for the period.
How did the fund perform?
The fund posted a gain, well ahead of the return of its primary benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index. The most significant contributor was the
COUNTRY COMPOSITION AS OF 7/31/2021 (% of net assets)
United States	68.2
France	5.0
Denmark	4.5
Japan	3.1
Germany	3.0
Ireland	2.4
United Kingdom	2.1
Switzerland	1.6
Canada	1.5
China	1.5
Other countries	7.1
TOTAL	100.0
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

fund’s equity component, which not only benefited from the broad rally in global stock markets, but also outperformed on a risk-adjusted basis, reflecting its overall diversification across geographies, sectors, and styles.
Within the fund’s fixed-income component, duration (a measure of interest-rate sensitivity) was relatively low but still detracted from performance as bond yields generally rose during the period. The fund’s defensive strategies were also a drag on results given the strong returns of risk assets for the period. Nonetheless, these elements provided valuable downside protection during periods of market volatility. The fund’s use of derivatives had a slightly negative affect on performance.
What changes did you make to the fund and how was it positioned at the end of the period?
The fund’s net equity exposure increased and we reallocated some assets from emerging markets to developed markets. We significantly shortened the duration of the fund’s fixed-income component and we continued to hedge most of the fund’s investments to their base currency.
The fund ended the period with an overweight position in equities, a bias toward higher interest rates, and a small allocation to credit driven by a positive tactical view. We believe the fund’s equity allocation—emphasizing companies with solid fundamentals, as well as stocks with relatively attractive valuations—should be well positioned to weather changing market conditions, especially if volatility remains elevated. On the fixed-income side, the fund has very limited interest-rate sensitivity, which we believe should insulate the portfolio from rising interest rates going forward.
MANAGED BY

Asbjørn Trolle Hansen, Ph.D.
Claus Vorm, Ph.D.
Kurt Kongsted
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (12-19-11)	5-year	Since inception (12-19-11)
Class A	6.62	2.68	2.72	14.13	29.40
Class C1	10.45	3.01	2.60	15.99	27.97
Class I2	12.64	4.06	3.61	22.02	40.68
Class R2[1,2]	12.31	3.67	3.13	19.74	34.47
Class R6[1,2]	12.70	4.18	3.69	22.70	41.66
Class NAV[2]	12.73	4.18	3.72	22.72	42.05
Index 1†	0.07	1.11	0.61	5.65	5.97
Index 2†	9.43	6.45	6.45	36.72	82.30
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.53	2.23	1.23	1.62	1.12	1.11
Net (%)	1.52	2.22	1.22	1.61	1.11	1.10
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the ICE Bank of America 0-3 Month U.S. Treasury Bill Index; Index 2 is 30% MSCI All Country World Index and 70% Bloomberg Global Aggregate USD Hedged Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Multi-Asset Absolute Return Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a separate index and a blended index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	12-19-11	12,797	12,797	10,597	18,230
Class I2	12-19-11	14,068	14,068	10,597	18,230
Class R2[1,2]	12-19-11	13,447	13,447	10,597	18,230
Class R6[1,2]	12-19-11	14,166	14,166	10,597	18,230
Class NAV[2]	12-19-11	14,205	14,205	10,597	18,230
The ICE Bank of America 0-3 Month U.S. Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.
The Blended Index is 30% MSCI All Country World Index and 70% Bloomberg Global Aggregate USD Hedged Index.
The MSCI All Country World Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets and emerging markets.
The Bloomberg Global Aggregate USD Hedged Index, formerly known as Bloomberg Barclays Global Aggregate USD Hedged Index, measures performance of global investment grade debt from twenty-four local currency markets from both developed and emerging markets issuers.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 8-1-12; Class R2 and Class R6 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares (first offered on 12-19-11) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on February 1, 2021, with the same investment held until July 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at July 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on February 1, 2021, with the same investment held until July 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 2-1-2021	Ending value on 7-31-2021	Expenses paid during period ended 7-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,100.00	$8.17	1.57%
	Hypothetical example	1,000.00	1,017.00	7.85	1.57%
Class C	Actual expenses/actual returns	1,000.00	1,097.10	11.70	2.25%
	Hypothetical example	1,000.00	1,013.60	11.23	2.25%
Class I	Actual expenses/actual returns	1,000.00	1,101.90	6.62	1.27%
	Hypothetical example	1,000.00	1,018.50	6.36	1.27%
Class R2	Actual expenses/actual returns	1,000.00	1,100.50	8.33	1.60%
	Hypothetical example	1,000.00	1,016.90	8.00	1.60%
Class R6	Actual expenses/actual returns	1,000.00	1,102.70	6.05	1.16%
	Hypothetical example	1,000.00	1,019.00	5.81	1.16%
Class NAV	Actual expenses/actual returns	1,000.00	1,102.80	6.00	1.15%
	Hypothetical example	1,000.00	1,019.10	5.76	1.15%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT

Fund’s investments
AS OF 7-31-21
	Shares	Value
Common stocks 80.7%		$378,901,391
(Cost $285,405,968)
Brazil 0.1%		247,455
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	36,444	247,455
Canada 1.3%		6,188,231
Royal Bank of Canada	33,600	3,398,243
The Bank of Nova Scotia	44,700	2,789,988
China 1.5%		7,188,672
Alibaba Group Holding, Ltd., ADR (A)	3,093	603,723
Baidu, Inc., ADR (A)	1,686	276,521
China Construction Bank Corp., H Shares	994,000	692,365
China Longyuan Power Group Corp., Ltd., H Shares	89,000	166,667
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	64,577	111,303
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	139,079	514,118
China Telecom Corp., Ltd., H Shares	1,542,000	627,393
CRRC Corp., Ltd., H Shares	270,000	115,740
Hengan International Group Company, Ltd.	60,500	358,866
Industrial & Commercial Bank of China, Ltd., H Shares	1,384,000	768,526
Ming Yang Smart Energy Group, Ltd., Class A	80,499	269,653
Ping An Insurance Group Company of China, Ltd., H Shares	92,500	809,453
Shanghai International Port Group Company, Ltd., Class A	509,099	389,191
Sinopharm Group Company, Ltd., H Shares	254,400	667,092
Tencent Holdings, Ltd.	9,200	554,835
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Titan Wind Energy Suzhou Company, Ltd., Class A	154,199	263,226
Denmark 1.8%		8,199,508
Novo Nordisk A/S, B Shares	88,575	8,199,508
France 1.7%		7,982,846
Sanofi	32,056	3,304,129
Vinci SA	44,191	4,678,717
Germany 2.3%		10,830,169
Bayer AG	46,879	2,793,015
Deutsche Post AG	36,141	2,449,328
Fresenius SE & Company KGaA	15,619	820,937
Muenchener Rueckversicherungs-Gesellschaft AG	9,366	2,527,182
Siemens AG	14,354	2,239,707
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

	Shares	Value
Hong Kong 0.8%		$3,503,931
China Everbright Environment Group, Ltd.	200,000	108,470
China Gas Holdings, Ltd.	44,800	137,930
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Mobile, Ltd.	145,000	893,225
China Overseas Land & Investment, Ltd.	289,000	605,728
China Resources Land, Ltd.	78,000	260,665
Techtronic Industries Company, Ltd.	84,000	1,497,913
India 1.3%		6,259,646
Axis Bank, Ltd., GDR (A)	7,523	357,012
Infosys, Ltd., ADR	266,846	5,902,634
Indonesia 0.2%		1,052,990
Astra International Tbk PT	208,300	68,013
Telkom Indonesia Persero Tbk PT	4,394,100	984,977
Ireland 2.4%		11,396,450
Accenture PLC, Class A	17,730	5,632,466
Medtronic PLC	43,896	5,763,984
Israel 0.7%		3,397,383
Check Point Software Technologies, Ltd. (A)	26,730	3,397,383
Japan 2.9%		13,590,532
Hoya Corp.	16,000	2,258,714
KDDI Corp.	121,900	3,728,141
Nippon Telegraph & Telephone Corp.	136,800	3,503,191
Seven & i Holdings Company, Ltd.	35,500	1,584,024
Takeda Pharmaceutical Company, Ltd.	75,600	2,516,462
Mexico 0.0%		205,078
Grupo Financiero Banorte SAB de CV, Series O	31,700	205,078
Philippines 0.0%		70,537
PLDT, Inc.	2,875	70,537
South Africa 0.5%		2,453,876
Absa Group, Ltd. (A)	27,353	254,474
Aspen Pharmacare Holdings, Ltd. (A)	5,036	62,042
FirstRand, Ltd.	11,861	43,999
Naspers, Ltd., N Shares	6,993	1,349,511
Netcare, Ltd. (A)	130,537	135,667
Sanlam, Ltd.	54,959	217,223
Shoprite Holdings, Ltd.	12,508	137,031
Standard Bank Group, Ltd.	27,757	233,939
Vodacom Group, Ltd.	2,244	19,990
12	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea 1.1%		$5,091,892
Hyundai Glovis Company, Ltd.	2,028	343,707
Hyundai Mobis Company, Ltd.	3,017	700,955
LG Corp.	2,063	169,077
LX Holdings Corp. (A)	1,001	9,094
Samsung Electronics Company, Ltd.	22,642	1,547,273
Samsung Fire & Marine Insurance Company, Ltd.	3,190	595,088
SK Telecom Company, Ltd.	5,632	1,475,213
SK Telecom Company, Ltd., ADR	8,651	251,485
Switzerland 1.6%		7,450,342
Chubb, Ltd.	6,532	1,102,210
Nestle SA	13,618	1,724,443
Roche Holding AG	10,119	3,909,093
Sonova Holding AG	1,820	714,596
Taiwan 0.4%		1,938,696
Delta Electronics, Inc.	34,000	350,334
Taiwan Semiconductor Manufacturing Company, Ltd.	76,000	1,588,362
Thailand 0.1%		538,660
Advanced Info Service PCL	54,800	299,410
Bangkok Bank PCL	77,500	239,250
Turkey 0.2%		954,136
Akbank TAS	484,411	302,578
Haci Omer Sabanci Holding AS	128,455	144,396
Turkcell Iletisim Hizmetleri AS	277,258	507,162
United Kingdom 1.7%		7,784,574
National Grid PLC	147,934	1,891,512
Reckitt Benckiser Group PLC	16,915	1,294,000
Rightmove PLC	123,190	1,201,658
Unilever PLC	28,998	1,668,890
Unilever PLC (Euronext Amsterdam Exchange)	29,993	1,728,514
United States 58.1%		272,575,787
Akamai Technologies, Inc. (A)	46,544	5,581,556
Alphabet, Inc., Class A (A)	4,438	11,958,324
Amgen, Inc.	13,748	3,320,692
Anthem, Inc.	15,691	6,025,501
Apple, Inc.	22,656	3,304,604
Archer-Daniels-Midland Company	39,442	2,355,476
AT&T, Inc.	222,489	6,240,816
Automatic Data Processing, Inc.	30,548	6,403,777
AutoZone, Inc. (A)	6,610	10,731,798
Bristol-Myers Squibb Company	103,983	7,057,326
Cadence Design Systems, Inc. (A)	29,363	4,335,447
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	13

	Shares	Value
United States (continued)
Cerner Corp.	28,153	$2,263,220
Cigna Corp.	35,317	8,104,898
Cisco Systems, Inc.	149,636	8,285,345
Citrix Systems, Inc.	14,923	1,503,492
Cognizant Technology Solutions Corp., Class A	43,507	3,199,070
Colgate-Palmolive Company	20,980	1,667,910
Comcast Corp., Class A	141,372	8,316,915
CVS Health Corp.	54,239	4,467,124
Dollar General Corp.	7,681	1,786,908
eBay, Inc.	167,946	11,455,597
Entergy Corp.	13,649	1,404,755
Expeditors International of Washington, Inc.	32,185	4,127,726
F5 Networks, Inc. (A)	8,062	1,664,884
Fiserv, Inc. (A)	45,896	5,283,089
IBM Corp.	29,805	4,201,313
Intuit, Inc.	1,035	548,519
Johnson & Johnson	71,257	12,270,454
Kellogg Company	16,778	1,063,054
Kimberly-Clark Corp.	12,861	1,745,495
Laboratory Corp. of America Holdings (A)	1,195	353,899
Lowe’s Companies, Inc.	5,589	1,076,944
Marsh & McLennan Companies, Inc.	12,095	1,780,626
Mastercard, Inc., Class A	12,674	4,891,404
McDonald’s Corp.	11,986	2,909,122
McKesson Corp.	18,038	3,676,686
Merck & Company, Inc.	47,301	3,636,028
Microsoft Corp.	25,508	7,267,484
Mondelez International, Inc., Class A	31,491	1,992,121
Monster Beverage Corp. (A)	39,783	3,752,333
NIKE, Inc., Class B	48,278	8,087,048
Oracle Corp.	42,040	3,663,366
Organon & Company (A)	4,730	137,217
Paychex, Inc.	20,081	2,285,619
PepsiCo, Inc.	58,785	9,226,306
Pfizer, Inc.	65,895	2,820,965
Public Service Enterprise Group, Inc.	52,300	3,254,629
Quest Diagnostics, Inc.	11,195	1,587,451
Republic Services, Inc.	6,493	768,511
Ross Stores, Inc.	23,624	2,898,429
Stanley Black & Decker, Inc.	7,315	1,441,421
Starbucks Corp.	44,641	5,420,757
Stryker Corp.	6,545	1,773,302
Target Corp.	14,886	3,885,990
Texas Roadhouse, Inc.	41,167	3,794,362
14	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
The Coca-Cola Company	31,649	$1,804,942
The Estee Lauder Companies, Inc., Class A	5,324	1,777,311
The Hershey Company	9,911	1,772,880
The Procter & Gamble Company	20,545	2,922,115
The TJX Companies, Inc.	45,497	3,130,649
The Toro Company	30,465	3,465,089
UnitedHealth Group, Inc.	4,282	1,765,126
Verizon Communications, Inc.	44,264	2,469,046
Visa, Inc., Class A	19,424	4,785,879
VMware, Inc., Class A (A)	31,357	4,820,825
W.W. Grainger, Inc.	3,802	1,690,293
Waste Management, Inc.	15,973	2,368,157
Xilinx, Inc.	28,022	4,198,816

Zimmer Biomet Holdings, Inc.	15,589	2,547,554
Preferred securities 0.1%		$314,420
(Cost $286,279)
Brazil 0.1%		314,420
Banco Bradesco SA	67,529	314,420

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 2.7%					$12,622,405
(Cost $12,183,066)
U.S. Government 2.7%					12,622,405
U.S. Treasury
Note	0.625	05-15-30		943,300	900,336
Note	0.625	08-15-30		820,500	780,821
Note	0.875	11-15-30		861,900	836,851
Note	1.625	05-15-31		936,700	971,094
Note	1.750	11-15-29		609,700	640,638
Note	2.250	02-15-27		1,392,300	1,502,759
Note	2.250	08-15-27		866,100	937,181
Note (D)	2.375	05-15-29		1,510,300	1,656,256
Note	2.625	02-15-29		224,800	250,345
Note	2.750	02-15-28		2,215,300	2,471,011
Note	2.875	05-15-28		443,900	499,769

Note	3.125	11-15-28		1,024,300	1,175,344
Corporate bonds 9.1%					$42,672,035
(Cost $40,648,477)
Australia 0.1%					486,553
Westpac Banking Corp.	0.500	05-17-24	EUR	400,000	486,553
Austria 0.1%					633,010
Erste Group Bank AG	0.750	01-17-28	EUR	500,000	633,010
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	15

	Rate (%)	Maturity date		Par value^	Value
Belgium 0.1%					$386,417
Belfius Bank SA	1.000	06-12-28	EUR	300,000	386,417
Canada 0.2%					1,087,414
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	900,000	1,087,414
Denmark 2.7%					12,736,472
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	652,280
Nykredit Realkredit A/S	1.000	07-01-26	DKK	1,200,000	202,155
Nykredit Realkredit A/S	1.000	10-01-50	DKK	17,604,097	2,756,693
Nykredit Realkredit A/S	1.000	10-01-53	DKK	2,978,947	462,067
Nykredit Realkredit A/S	2.000	10-01-50	DKK	5,385,376	887,973
Nykredit Realkredit A/S	2.500	10-01-47	DKK	3,055,498	518,670
Nykredit Realkredit A/S	3.000	10-01-47	DKK	2,460,769	425,602
Realkredit Danmark A/S	1.000	04-01-22	DKK	16,400,000	2,637,377
Realkredit Danmark A/S	1.000	04-01-24	DKK	12,000,000	1,981,959
Realkredit Danmark A/S	1.000	04-01-26	DKK	9,000,000	1,511,614
Realkredit Danmark A/S	1.000	10-01-50	DKK	4,457,069	700,082
France 3.3%					15,556,744
AXA Bank Europe SCF	0.375	03-23-23	EUR	500,000	601,528
AXA Bank Europe SCF	1.375	04-18-33	EUR	700,000	957,449
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	1,081,234
AXA Home Loan SFH SA	0.050	07-05-27	EUR	600,000	726,224
BPCE SFH SA	0.010	01-29-36	EUR	500,000	576,078
BPCE SFH SA	0.375	02-10-23	EUR	900,000	1,082,018
BPCE SFH SA	0.625	05-29-31	EUR	1,600,000	2,024,113
BPCE SFH SA	3.750	09-13-21	EUR	1,100,000	1,311,167
Cie de Financement Foncier SA	0.625	02-10-23	EUR	600,000	724,053
Cie de Financement Foncier SA	2.000	05-07-24	EUR	900,000	1,140,608
HSBC SFH France SA	0.500	04-17-25	EUR	600,000	735,629
La Banque Postale Home Loan SFH SA	1.000	10-04-28	EUR	1,600,000	2,066,465
Societe Generale SFH SA	0.250	09-11-23	EUR	2,100,000	2,530,178
Germany 0.7%					3,249,896
DZ HYP AG	0.500	06-16-26	EUR	2,100,000	2,597,926
DZ HYP AG	0.875	04-17-34	EUR	500,000	651,970
Japan 0.2%					979,315
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	800,000	979,315
Netherlands 0.5%					2,272,246
Cooperatieve Rabobank UA	0.875	02-08-28	EUR	100,000	127,495
de Volksbank NV	0.500	01-30-26	EUR	800,000	986,467
de Volksbank NV	0.750	10-24-31	EUR	100,000	128,236
The Netherlands Nationale-Nederlanden Bank NV	1.000	09-25-28	EUR	800,000	1,030,048
16	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
New Zealand 0.2%					$849,525
Westpac Securities NZ, Ltd.	0.500	01-17-24	EUR	700,000	849,525
Norway 0.6%					2,741,536
DNB Boligkreditt AS	0.375	11-14-23	EUR	300,000	362,816
Eika Boligkreditt AS	0.875	02-01-29	EUR	700,000	895,833
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	1,200,000	1,482,887
United Kingdom 0.4%					1,692,907
ASB Finance, Ltd.	0.250	05-21-31	EUR	200,000	241,833
Lloyds Bank PLC	0.125	06-18-26	EUR	900,000	1,089,557
Santander UK PLC	0.050	01-12-27	EUR	300,000	361,517

Total investments (Cost $338,523,790) 92.6%	$434,510,251
Other assets and liabilities, net 7.4%	34,927,885
Total net assets 100.0%	$469,438,136

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	17

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	451	Long	Sep 2021	$59,835,017	$60,673,594	$838,577
Long Gilt Futures	46	Long	Sep 2021	8,298,207	8,301,382	3,175
ASX SPI 200 Index Futures	37	Short	Sep 2021	(4,909,709)	(4,977,709)	(68,000)
Canadian 10-Year Bond Futures	209	Short	Sep 2021	(24,172,725)	(24,793,203)	(620,478)
Euro STOXX 50 Index Futures	262	Short	Sep 2021	(12,704,634)	(12,700,779)	3,855
Euro-BOBL Futures	259	Short	Sep 2021	(41,172,762)	(41,584,894)	(412,132)
Euro-Bund Futures	171	Short	Sep 2021	(35,140,289)	(35,817,115)	(676,826)
FTSE 100 Index Futures	49	Short	Sep 2021	(4,790,919)	(4,740,826)	50,093
Mini MSCI Emerging Markets Index Futures	193	Short	Sep 2021	(13,224,235)	(12,328,840)	895,395
Nikkei 225 Mini Index Futures	372	Short	Sep 2021	(9,772,418)	(9,311,444)	460,974
S&P 500 E-Mini Index Futures	335	Short	Sep 2021	(71,167,008)	(73,524,125)	(2,357,117)
						$(1,882,484)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	760,000	CAD	703,806	GSI	9/2/2021	—	$(6,291)
AUD	118,067	GBP	63,000	JPM	9/2/2021	—	(919)
AUD	339,000	JPY	28,300,795	BARC	9/2/2021	—	(9,214)
AUD	1,321,000	JPY	108,982,087	BNP	9/2/2021	—	(24,060)
AUD	207,000	SEK	1,328,095	JPM	9/2/2021	—	(2,384)
AUD	98,160	USD	73,905	BOA	9/2/2021	—	(1,858)
AUD	28,967	USD	22,450	BARC	9/2/2021	—	(1,189)
AUD	279,558	USD	206,929	BNP	9/2/2021	—	(1,741)
AUD	218,672	USD	162,334	GSI	9/2/2021	—	(1,835)
AUD	324,272	USD	244,743	JPM	9/2/2021	—	(6,737)
CAD	720,915	EUR	489,000	BNP	9/2/2021	—	(2,600)
CAD	73,710	GBP	43,000	JPM	9/2/2021	—	(695)
CAD	1,884,000	JPY	166,956,928	BNP	9/2/2021	—	(12,168)
CAD	122,000	JPY	10,741,334	GSI	9/2/2021	—	(149)
CAD	599	USD	496	BOA	9/2/2021	—	(15)
CAD	23,000	USD	19,019	GSI	9/2/2021	—	(585)
CAD	38,851,368	USD	32,282,876	JPM	9/2/2021	—	(1,142,989)
CHF	57,000	USD	62,169	BARC	9/2/2021	$804	—
CHF	55,000	USD	60,495	GSI	9/2/2021	268	—
CHF	60,000	USD	65,198	JPM	9/2/2021	1,090	—
DKK	5,164,000	USD	842,125	BOA	9/2/2021	—	(18,208)
EUR	222,000	CAD	327,306	BARC	9/2/2021	1,164	—
18	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	901,000	CAD	1,328,666	GSI	9/2/2021	$4,505	—
EUR	110,000	CAD	165,560	JPM	9/2/2021	—	$(2,133)
EUR	268,000	GBP	230,495	JPM	9/2/2021	—	(2,307)
EUR	316,000	NOK	3,198,807	BARC	9/2/2021	12,968	—
EUR	682,000	NOK	7,137,571	BNP	9/2/2021	1,520	—
EUR	387,000	NZD	655,792	BNP	9/2/2021	2,501	—
EUR	65,000	SEK	654,328	BNP	9/2/2021	1,123	—
EUR	3,646,010	USD	4,382,626	BOA	9/2/2021	—	(54,966)
EUR	15,090	USD	17,925	BARC	9/2/2021	—	(14)
EUR	40,036,186	USD	48,905,014	BNP	9/2/2021	—	(1,383,754)
EUR	938,214	USD	1,131,420	GSI	9/2/2021	—	(17,800)
EUR	1,507,304	USD	1,809,266	JPM	9/2/2021	—	(20,160)
GBP	116,000	CAD	198,702	GSI	9/2/2021	1,990	—
GBP	210,000	JPY	32,246,907	BOA	9/2/2021	—	(2,087)
GBP	156,916	USD	218,293	BARC	9/2/2021	—	(163)
GBP	9,002	USD	12,508	BNP	9/2/2021	6	—
GBP	163,998	USD	231,629	GSI	9/2/2021	—	(3,656)
GBP	605,623	USD	845,723	JPM	9/2/2021	—	(3,843)
HKD	277,000	USD	35,658	BOA	9/2/2021	—	(10)
HKD	747,000	USD	96,192	BARC	9/2/2021	—	(61)
HKD	638,000	USD	82,206	BNP	9/2/2021	—	(102)
HKD	311,000	USD	40,014	GSI	9/2/2021	8	—
HKD	4,120,000	USD	530,967	JPM	9/2/2021	—	(763)
JPY	37,262,103	AUD	447,000	GSI	9/2/2021	11,649	—
JPY	79,949,262	AUD	961,000	JPM	9/2/2021	23,585	—
JPY	21,494,223	CAD	238,000	BNP	9/2/2021	5,212	—
JPY	45,202,182	EUR	339,000	BNP	9/2/2021	9,749	—
JPY	48,970,891	EUR	370,000	GSI	9/2/2021	7,314	—
JPY	106,625,806	GBP	713,000	JPM	9/2/2021	—	(18,991)
JPY	26,104,000	NOK	2,023,755	BNP	9/2/2021	8,909	—
JPY	194,579,000	NOK	15,107,625	GSI	9/2/2021	63,852	—
JPY	13,471,000	NOK	1,044,752	JPM	9/2/2021	4,553	—
JPY	215,069,039	NZD	2,826,000	GSI	9/2/2021	—	(7,829)
JPY	64,520,605	NZD	827,000	JPM	9/2/2021	12,140	—
JPY	16,399,000	SEK	1,280,765	GSI	9/2/2021	700	—
JPY	61,474,000	USD	555,961	BOA	9/2/2021	4,525	—
JPY	90,277,000	USD	821,965	BARC	9/2/2021	1,129	—
JPY	9,866,196,757	USD	90,156,176	BNP	9/2/2021	—	(201,792)
JPY	50,637,000	USD	461,065	GSI	9/2/2021	614	—
JPY	993,042,319	USD	9,057,490	JPM	9/2/2021	—	(3,494)
NOK	4,137,622	CAD	595,000	GSI	9/2/2021	—	(8,515)
NOK	12,601,257	JPY	161,226,000	JPM	9/2/2021	—	(43,483)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	19

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	4,123,000	SEK	4,051,812	BNP	9/2/2021	—	$(4,065)
NOK	5,175,240	USD	624,000	GSI	9/2/2021	—	(38,154)
NZD	154,587	AUD	143,000	GSI	9/2/2021	$2,734	—
NZD	735,988	EUR	432,000	BNP	9/2/2021	—	(46)
NZD	290,000	NOK	1,722,056	BNP	9/2/2021	7,086	—
NZD	326,000	SEK	1,968,387	BARC	9/2/2021	—	(1,610)
SEK	2,801,330	AUD	436,000	BARC	9/2/2021	5,486	—
SEK	4,748,186	CAD	698,000	JPM	9/2/2021	—	(7,746)
SEK	1,850,706	GBP	155,000	BARC	9/2/2021	—	(425)
SEK	1,316,391	NZD	221,000	GSI	9/2/2021	—	(1,001)
SEK	66,617,188	USD	8,052,713	BOA	9/2/2021	—	(312,199)
SEK	24,895,530	USD	2,865,000	GSI	9/2/2021	27,710	—
SEK	4,046,720	USD	474,000	JPM	9/2/2021	—	(3,796)
USD	122,281	AUD	161,529	BOA	9/2/2021	3,723	—
USD	646,844	AUD	876,379	BARC	9/2/2021	3,607	—
USD	139,804	AUD	186,049	BNP	9/2/2021	3,249	—
USD	637,201	AUD	847,489	GSI	9/2/2021	15,168	—
USD	56,329,664	AUD	72,686,438	JPM	9/2/2021	2,979,862	—
USD	39,728,088	CAD	48,022,241	BOA	9/2/2021	1,237,625	—
USD	132,547	CAD	163,000	BARC	9/2/2021	1,901	—
USD	32,314,000	CAD	39,084,563	BNP	9/2/2021	987,204	—
USD	1,210,071	CAD	1,519,357	JPM	9/2/2021	—	(7,714)
USD	6,025,623	CHF	5,400,703	BOA	9/2/2021	58,985	—
USD	73,904	CHF	68,000	BARC	9/2/2021	—	(1,222)
USD	481,421	CHF	444,000	BNP	9/2/2021	—	(9,105)
USD	126,724	CHF	114,000	GSI	9/2/2021	778	—
USD	429,299	CHF	387,000	JPM	9/2/2021	1,745	—
USD	203,414	DKK	1,285,000	BOA	9/2/2021	—	(1,608)
USD	199,952	DKK	1,258,000	BARC	9/2/2021	—	(762)
USD	21,574,631	DKK	131,351,000	BNP	9/2/2021	617,553	—
USD	236,767	DKK	1,480,000	GSI	9/2/2021	632	—
USD	1,686,952	EUR	1,408,798	BOA	9/2/2021	14,768	—
USD	1,391,855	EUR	1,166,000	BARC	9/2/2021	7,862	—
USD	143,881,260	EUR	117,805,953	BNP	9/2/2021	4,050,579	—
USD	133,366	EUR	110,832	GSI	9/2/2021	1,813	—
USD	3,521,994	EUR	2,970,954	JPM	9/2/2021	—	(4,402)
USD	8,911,218	GBP	6,312,322	BOA	9/2/2021	136,425	—
USD	179,757	GBP	129,915	BARC	9/2/2021	—	(838)
USD	128,698	GBP	91,033	BNP	9/2/2021	2,152	—
USD	174,390	GBP	125,191	GSI	9/2/2021	361	—
USD	526,140	GBP	378,215	JPM	9/2/2021	381	—
USD	124,319	HKD	966,000	BNP	9/2/2021	4	—
20	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	46,491	HKD	361,000	GSI	9/2/2021	$34	—
USD	2,124,179	HKD	16,481,000	JPM	9/2/2021	3,236	—
USD	234,268	JPY	25,842,000	BOA	9/2/2021	—	$(1,345)
USD	551,501	JPY	60,717,000	BARC	9/2/2021	—	(2,082)
USD	17,227,790	JPY	1,884,668,484	BNP	9/2/2021	44,452	—
USD	8,640	JPY	951,000	GSI	9/2/2021	—	(30)
USD	954,442	JPY	104,821,000	JPM	9/2/2021	—	(1,257)
USD	35,475,252	NOK	295,156,829	BOA	9/2/2021	2,062,999	—
USD	2,001,000	NOK	17,350,797	BNP	9/2/2021	36,860	—
USD	18,827,418	NZD	25,865,260	BOA	9/2/2021	808,623	—
USD	481,594	NZD	690,000	BNP	9/2/2021	912	—
USD	15,882,455	SEK	131,389,817	BOA	9/2/2021	615,753	—
USD	527,000	SEK	4,498,468	GSI	9/2/2021	4,305	—
						$13,928,445	$(3,408,967)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.36	410,000	USD	$410,000	5.000%	Quarterly	Jun 2026	$(32,600)	$(7,307)	$(39,907)
Centrally cleared	CDX.NA.HY.36	623,000	USD	623,000	5.000%	Quarterly	Jun 2026	(49,426)	(11,213)	(60,639)
Centrally cleared	CDX.NA.HY.36	607,000	USD	607,000	5.000%	Quarterly	Jun 2026	(48,554)	(10,527)	(59,081)
Centrally cleared	CDX.NA.HY.36	600,000	USD	600,000	5.000%	Quarterly	Jun 2026	(47,346)	(11,054)	(58,400)
Centrally cleared	CDX.NA.HY.36	601,000	USD	601,000	5.000%	Quarterly	Jun 2026	(47,593)	(10,904)	(58,497)
Centrally cleared	CDX.NA.HY.36	265,000	USD	265,000	5.000%	Quarterly	Jun 2026	(21,294)	(4,499)	(25,793)
Centrally cleared	CDX.NA.HY.36	618,000	USD	618,000	5.000%	Quarterly	Jun 2026	(49,977)	(10,175)	(60,152)
Centrally cleared	CDX.NA.HY.36	321,000	USD	321,000	5.000%	Quarterly	Jun 2026	(28,588)	(2,656)	(31,244)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	526,000	EUR	627,857	5.000%	Quarterly	Jun 2026	(62,494)	(16,418)	(78,912)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	631,000	EUR	753,190	5.000%	Quarterly	Jun 2026	(76,173)	(18,492)	(94,665)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	631,000	EUR	753,190	5.000%	Quarterly	Jun 2026	(76,370)	(18,295)	(94,665)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	877,000	EUR	1,046,827	5.000%	Quarterly	Jun 2026	(106,015)	(25,556)	(131,571)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	841,000	EUR	1,003,855	5.000%	Quarterly	Jun 2026	(101,663)	(24,507)	(126,170)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	974,000	EUR	1,154,042	5.000%	Quarterly	Jun 2026	(116,610)	(29,513)	(146,123)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	974,000	EUR	1,154,042	5.000%	Quarterly	Jun 2026	(115,521)	(30,602)	(146,123)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	21

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	1,003,000	EUR	$1,188,403	5.000%	Quarterly	Jun 2026	$(119,966)	$(30,508)	$(150,474)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	352,000	EUR	415,835	5.000%	Quarterly	Jun 2026	(42,101)	(10,707)	(52,808)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	347,000	EUR	409,444	5.000%	Quarterly	Jun 2026	(42,269)	(9,789)	(52,058)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	253,000	EUR	296,517	5.000%	Quarterly	Jun 2026	(31,146)	(6,810)	(37,956)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	264,000	EUR	313,446	5.000%	Quarterly	Jun 2026	(36,318)	(3,288)	(39,606)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	420,000	EUR	513,554	5.000%	Quarterly	Jun 2026	(57,459)	(5,551)	(63,010)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	357,000	EUR	421,458	5.000%	Quarterly	Jun 2026	(50,995)	(2,563)	(53,558)
				$14,096,660				$(1,360,478)	$(300,934)	$(1,661,412)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.36	2.745%	536,000	USD	$536,000	5.000%	Quarterly	Jun 2026	$51,049	$1,122	$52,171
Centrally cleared	CDX.NA.HY.36	2.745%	389,000	USD	389,000	5.000%	Quarterly	Jun 2026	36,621	1,242	37,863
Centrally cleared	CDX.NA.HY.36	2.745%	250,000	USD	250,000	5.000%	Quarterly	Jun 2026	24,756	(423)	24,333
Centrally cleared	CDX.NA.HY.36	2.745%	604,000	USD	604,000	5.000%	Quarterly	Jun 2026	58,129	660	58,789
Centrally cleared	CDX.NA.HY.36	2.745%	306,000	USD	306,000	5.000%	Quarterly	Jun 2026	29,393	391	29,784
Centrally cleared	CDX.NA.HY.36	2.745%	265,000	USD	265,000	5.000%	Quarterly	Jun 2026	26,432	(639)	25,793
Centrally cleared	CDX.NA.HY.36	2.745%	250,000	USD	250,000	5.000%	Quarterly	Jun 2026	24,967	(634)	24,333
Centrally cleared	CDX.NA.HY.36	2.745%	250,000	USD	250,000	5.000%	Quarterly	Jun 2026	24,977	(644)	24,333
Centrally cleared	CDX.NA.HY.36	2.745%	250,000	USD	250,000	5.000%	Quarterly	Jun 2026	24,799	(466)	24,333
Centrally cleared	CDX.NA.HY.36	2.745%	250,000	USD	250,000	5.000%	Quarterly	Jun 2026	24,836	(503)	24,333
Centrally cleared	CDX.NA.HY.36	2.745%	250,000	USD	250,000	5.000%	Quarterly	Jun 2026	24,879	(546)	24,333
Centrally cleared	CDX.NA.HY.36	2.745%	250,000	USD	250,000	5.000%	Quarterly	Jun 2026	24,105	228	24,333
Centrally cleared	CDX.NA.HY.36	2.745%	445,000	USD	445,000	5.000%	Quarterly	Jun 2026	42,627	686	43,313
Centrally cleared	CDX.NA.HY.36	2.745%	467,000	USD	467,000	5.000%	Quarterly	Jun 2026	44,260	1,195	45,455
Centrally cleared	CDX.NA.HY.36	2.745%	725,000	USD	725,000	5.000%	Quarterly	Jun 2026	71,840	(1,273)	70,567
Centrally cleared	CDX.NA.HY.36	2.745%	368,000	USD	368,000	5.000%	Quarterly	Jun 2026	37,252	(1,433)	35,819
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	836,000	EUR	1,021,555	5.000%	Quarterly	Jun 2026	117,218	8,202	125,420
22	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	552,000	EUR	$673,935	5.000%	Quarterly	Jun 2026	$77,870	$4,943	$82,813
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	553,000	EUR	670,791	5.000%	Quarterly	Jun 2026	77,120	5,843	82,963
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	303,251	5.000%	Quarterly	Jun 2026	34,574	2,932	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	303,251	5.000%	Quarterly	Jun 2026	34,423	3,083	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	304,214	5.000%	Quarterly	Jun 2026	34,723	2,783	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	328,000	EUR	399,309	5.000%	Quarterly	Jun 2026	46,539	2,669	49,208
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	304,425	5.000%	Quarterly	Jun 2026	35,427	2,079	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	304,425	5.000%	Quarterly	Jun 2026	35,785	1,721	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	274,000	EUR	333,471	5.000%	Quarterly	Jun 2026	39,548	1,558	41,106
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	274,000	EUR	331,787	5.000%	Quarterly	Jun 2026	40,069	1,037	41,106
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	273,000	EUR	330,577	5.000%	Quarterly	Jun 2026	40,072	884	40,956
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	274,000	EUR	331,787	5.000%	Quarterly	Jun 2026	40,325	781	41,106
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	274,000	EUR	332,129	5.000%	Quarterly	Jun 2026	40,677	429	41,106
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	303,038	5.000%	Quarterly	Jun 2026	37,345	161	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	303,038	5.000%	Quarterly	Jun 2026	37,305	201	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	303,174	5.000%	Quarterly	Jun 2026	37,029	477	37,506
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	23

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	274,000	EUR	$332,278	5.000%	Quarterly	Jun 2026	$40,550	$556	$41,106
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	274,000	EUR	332,278	5.000%	Quarterly	Jun 2026	40,482	624	41,106
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	283,000	EUR	343,193	5.000%	Quarterly	Jun 2026	41,615	842	42,457
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	266,000	EUR	319,347	5.000%	Quarterly	Jun 2026	38,434	1,472	39,906
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	300,138	5.000%	Quarterly	Jun 2026	36,069	1,437	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	300,138	5.000%	Quarterly	Jun 2026	36,299	1,207	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	297,562	5.000%	Quarterly	Jun 2026	35,466	2,040	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	297,562	5.000%	Quarterly	Jun 2026	35,560	1,946	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	345,000	EUR	410,636	5.000%	Quarterly	Jun 2026	49,073	2,685	51,758
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	296,736	5.000%	Quarterly	Jun 2026	36,047	1,459	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	296,736	5.000%	Quarterly	Jun 2026	36,191	1,315	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	279,000	EUR	331,157	5.000%	Quarterly	Jun 2026	39,754	2,103	41,857
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	250,000	EUR	297,963	5.000%	Quarterly	Jun 2026	34,922	2,584	37,506
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	331,000	EUR	395,214	5.000%	Quarterly	Jun 2026	47,212	2,446	49,658
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	332,000	EUR	396,408	5.000%	Quarterly	Jun 2026	47,633	2,175	49,808
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	341,000	EUR	407,154	5.000%	Quarterly	Jun 2026	48,746	2,412	51,158
24	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	294,000	EUR	$350,844	5.000%	Quarterly	Jun 2026	$43,226	$881	$44,107
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	294,000	EUR	350,844	5.000%	Quarterly	Jun 2026	43,314	793	44,107
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	306,000	EUR	365,378	5.000%	Quarterly	Jun 2026	45,510	397	45,907
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	306,000	EUR	365,378	5.000%	Quarterly	Jun 2026	45,438	469	45,907
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	2.322%	323,000	EUR	385,180	5.000%	Quarterly	Jun 2026	47,913	545	48,458
					$19,881,281				$2,246,425	$69,134	$2,315,559

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 7-31-21, the aggregate cost of investments for federal income tax purposes was $353,954,697. Net unrealized appreciation aggregated to $89,846,695, of which $98,110,759 related to gross unrealized appreciation and $8,264,064 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	25

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 7-31-21

Assets
Unaffiliated investments, at value (Cost $338,523,790)	$434,510,251
Unrealized appreciation on forward foreign currency contracts	13,928,445
Receivable for futures variation margin	669,589
Cash	9,213,883
Foreign currency, at value (Cost $3,300,335)	3,311,331
Collateral held at broker for futures contracts	9,307,909
Dividends and interest receivable	2,366,275
Receivable for fund shares sold	114,116
Receivable for investments sold	283,649
Other assets	70,346
Total assets	473,775,794
Liabilities
Unrealized depreciation on forward foreign currency contracts	3,408,967
Payable for centrally cleared swaps	9,321
Payable for investments purchased	305,566
Payable for fund shares repurchased	335,992
Payable to affiliates
Accounting and legal services fees	10,492
Transfer agent fees	29,260
Distribution and service fees	224
Trustees’ fees	366
Other liabilities and accrued expenses	237,470
Total liabilities	4,337,658
Net assets	$469,438,136
Net assets consist of
Paid-in capital	$964,937,395
Total distributable earnings (loss)	(495,499,259)
Net assets	$469,438,136

26	JOHN HANCOCK Multi-Asset Absolute Return Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($44,848,742 ÷ 4,431,945 shares)[1]	$10.12
Class C ($19,659,554 ÷ 2,001,074 shares)[1]	$9.82
Class I ($215,152,426 ÷ 20,957,068 shares)	$10.27
Class R2 ($1,328,469 ÷ 131,942 shares)	$10.07
Class R6 ($129,739,792 ÷ 12,579,052 shares)	$10.31
Class NAV ($58,709,153 ÷ 5,695,288 shares)	$10.31
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.65

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	27

STATEMENT OF OPERATIONS For the year ended  7-31-21

Investment income
Dividends	$7,739,880
Interest	876,255
Less foreign taxes withheld	(374,876)
Total investment income	8,241,259
Expenses
Investment management fees	4,649,174
Distribution and service fees	394,210
Accounting and legal services fees	64,490
Transfer agent fees	335,211
Trustees’ fees	9,974
Custodian fees	118,211
State registration fees	86,811
Printing and postage	21,616
Professional fees	323,697
Other	73,944
Total expenses	6,077,338
Less expense reductions	(37,595)
Net expenses	6,039,743
Net investment income	2,201,516
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	26,903,541
Realized loss on investments not meeting investment restrictions	(41,616)
Payment from investment advisor for loss on investments not meeting investment restrictions	41,616
Futures contracts	(39,059,817)
Forward foreign currency contracts	(32,872,546)
Swap contracts	(352,775)
(45,381,597)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	68,726,398
Futures contracts	6,179,876
Forward foreign currency contracts	22,383,241
Swap contracts	(231,800)
97,057,715
Net realized and unrealized gain	51,676,118
Increase in net assets from operations	$53,877,634
28	JOHN HANCOCK Multi-Asset Absolute Return Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 7-31-21	Year ended 7-31-20
Increase (decrease) in net assets
From operations
Net investment income	$2,201,516	$5,228,994
Net realized gain (loss)	(45,381,597)	30,321,603
Change in net unrealized appreciation (depreciation)	97,057,715	(29,870,970)
Increase in net assets resulting from operations	53,877,634	5,679,627
Distributions to shareholders
From earnings
Class A	(201,834)	(7,249,302)
Class C	—	(7,396,250)
Class I	(1,631,793)	(74,709,636)
Class R2	(6,204)	(106,878)
Class R6	(1,071,864)	(22,147,213)
Class NAV	(490,529)	(4,683,945)
Total distributions	(3,402,224)	(116,293,224)
From fund share transactions	(90,163,397)	(200,760,016)
Total decrease	(39,687,987)	(311,373,613)
Net assets
Beginning of year	509,126,123	820,499,736
End of year	$469,438,136	$509,126,123
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	29

Financial highlights
CLASS A SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$9.06	$10.54	$10.12	$10.30	$9.94
Net investment income[1]	0.02	0.06	0.20	0.14	0.06
Net realized and unrealized gain (loss) on investments	1.09	0.02	0.22	(0.32)	0.30
Total from investment operations	1.11	0.08	0.42	(0.18)	0.36
Less distributions
From net investment income	(0.05)	(1.56)	—	—	—
Net asset value, end of period	$10.12	$9.06	$10.54	$10.12	$10.30
Total return (%)[2,3]	12.27	0.89	4.15	(1.75)	3.62
Ratios and supplemental data
Net assets, end of period (in millions)	$45	$41	$51	$114	$194
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59	1.53	1.69	1.65	1.65
Expenses including reductions	1.58	1.52	1.69	1.64	1.64
Net investment income	0.24	0.65	2.02	1.35	0.57
Portfolio turnover (%)	57	217[4]	50	59	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
30	JOHN HANCOCK Multi-Asset Absolute Return Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$8.81	$10.29	$9.95	$10.19	$9.91
Net investment income (loss)[1]	(0.05)	(0.01)	0.13	0.06	—[2]
Net realized and unrealized gain (loss) on investments	1.06	0.01	0.21	(0.30)	0.28
Total from investment operations	1.01	—	0.34	(0.24)	0.28
Less distributions
From net investment income	—	(1.48)	—	—	—
Net asset value, end of period	$9.82	$8.81	$10.29	$9.95	$10.19
Total return (%)[3,4]	11.45	0.23	3.42	(2.36)	2.83
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$34	$52	$91	$162
Ratios (as a percentage of average net assets):
Expenses before reductions	2.29	2.23	2.39	2.35	2.35
Expenses including reductions	2.28	2.22	2.39	2.34	2.34
Net investment income (loss)	(0.52)	(0.07)	1.35	0.61	(0.05)
Portfolio turnover (%)	57	217[5]	50	59	59

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	31

CLASS I SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$9.19	$10.67	$10.22	$10.36	$9.97
Net investment income[1]	0.05	0.09	0.22	0.17	0.10
Net realized and unrealized gain (loss) on investments	1.10	0.02	0.23	(0.31)	0.29
Total from investment operations	1.15	0.11	0.45	(0.14)	0.39
Less distributions
From net investment income	(0.07)	(1.59)	—	—	—
Net asset value, end of period	$10.27	$9.19	$10.67	$10.22	$10.36
Total return (%)[2]	12.64	1.22	4.40	(1.35)	3.91
Ratios and supplemental data
Net assets, end of period (in millions)	$215	$274	$535	$2,413	$3,481
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	1.23	1.41	1.35	1.33
Expenses including reductions	1.28	1.22	1.40	1.35	1.33
Net investment income	0.52	0.95	2.21	1.66	1.01
Portfolio turnover (%)	57	217[3]	50	59	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
32	JOHN HANCOCK Multi-Asset Absolute Return Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$9.01	$10.49	$10.08	$10.27	$9.92
Net investment income[1]	0.02	0.06	0.20	0.12	0.08
Net realized and unrealized gain (loss) on investments	1.08	0.01	0.21	(0.31)	0.27
Total from investment operations	1.10	0.07	0.41	(0.19)	0.35
Less distributions
From net investment income	(0.04)	(1.55)	—	—	—
Net asset value, end of period	$10.07	$9.01	$10.49	$10.08	$10.27
Total return (%)[2]	12.31	0.82	4.07	(1.85)	3.53
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62	1.58	1.78	1.75	1.72
Expenses including reductions	1.62	1.57	1.77	1.74	1.71
Net investment income	0.21	0.62	1.99	1.17	0.78
Portfolio turnover (%)	57	217[3]	50	59	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	33

CLASS R6 SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$9.23	$10.71	$10.24	$10.38	$9.97
Net investment income[1]	0.06	0.10	0.24	0.19	0.11
Net realized and unrealized gain (loss) on investments	1.10	0.02	0.23	(0.33)	0.30
Total from investment operations	1.16	0.12	0.47	(0.14)	0.41
Less distributions
From net investment income	(0.08)	(1.60)	—	—	—
Net asset value, end of period	$10.31	$9.23	$10.71	$10.24	$10.38
Total return (%)[2]	12.70	1.34	4.59	(1.35)	4.11
Ratios and supplemental data
Net assets, end of period (in millions)	$130	$106	$150	$546	$693
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.12	1.29	1.26	1.24
Expenses including reductions	1.18	1.11	1.29	1.24	1.22
Net investment income	0.64	1.05	2.33	1.79	1.08
Portfolio turnover (%)	57	217[3]	50	59	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
34	JOHN HANCOCK Multi-Asset Absolute Return Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$9.23	$10.71	$10.23	$10.37	$9.96
Net investment income[1]	0.06	0.10	0.21	0.19	0.11
Net realized and unrealized gain (loss) on investments	1.11	0.02	0.27	(0.33)	0.30
Total from investment operations	1.17	0.12	0.48	(0.14)	0.41
Less distributions
From net investment income	(0.09)	(1.60)	—	—	—
Net asset value, end of period	$10.31	$9.23	$10.71	$10.23	$10.37
Total return (%)[2]	12.73	1.34	4.59	(1.35)	4.12
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$53	$32	$643	$936
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	1.11	1.28	1.24	1.22
Expenses including reductions	1.17	1.10	1.27	1.23	1.22
Net investment income	0.65	1.10	2.07	1.81	1.12
Portfolio turnover (%)	57	217[3]	50	59	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	35

Notes to financial statements
Note 1—Organization
John Hancock Multi-Asset Absolute Return Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
36	JOHN HANCOCK Multi-Asset Absolute Return Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$247,455	$247,455	—	—
Canada	6,188,231	6,188,231	—	—
China	7,188,672	880,244	$6,308,428	—
Denmark	8,199,508	—	8,199,508	—
France	7,982,846	—	7,982,846	—
Germany	10,830,169	—	10,830,169	—
Hong Kong	3,503,931	—	3,503,931	—
India	6,259,646	5,902,634	357,012	—
Indonesia	1,052,990	—	1,052,990	—
Ireland	11,396,450	11,396,450	—	—
Israel	3,397,383	3,397,383	—	—
Japan	13,590,532	—	13,590,532	—
Mexico	205,078	205,078	—	—
Philippines	70,537	—	70,537	—
South Africa	2,453,876	—	2,453,876	—
ANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	37

	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
South Korea	$5,091,892	$251,485	$4,840,407	—
Switzerland	7,450,342	1,102,210	6,348,132	—
Taiwan	1,938,696	—	1,938,696	—
Thailand	538,660	—	538,660	—
Turkey	954,136	—	954,136	—
United Kingdom	7,784,574	—	7,784,574	—
United States	272,575,787	272,575,787	—	—
Preferred securities	314,420	314,420	—	—
U.S. Government and Agency obligations	12,622,405	—	12,622,405	—
Corporate bonds	42,672,035	—	42,672,035	—
Total investments in securities	$434,510,251	$302,461,377	$132,048,874	—
Derivatives:
Assets
Futures	$2,252,069	$2,252,069	—	—
Forward foreign currency contracts	13,928,445	—	$13,928,445	—
Swap contracts	2,315,559	—	2,315,559	—
Liabilities
Futures	(4,134,553)	(4,134,553)	—	—
Forward foreign currency contracts	(3,408,967)	—	(3,408,967)	—
Swap contracts	(1,661,412)	—	(1,661,412)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
During the year ended July 31, 2021, the fund realized a loss of $41,616 on the disposal of investments not meeting the fund’s respective investment guidelines, which was reimbursed by the Advisor.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
38	JOHN HANCOCK Multi-Asset Absolute Return Fund | ANNUAL REPORT

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended July 31, 2021, the fund had no borrowings under the line of credit. Commitment fees for the year ended July 31, 2021 were $7,646.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2021, the fund has a short-term capital loss carryforward of $582,061,387 and a long-term capital loss carryforward of $3,369,710 available to offset future net realized capital gains. This carryforward does not expire.
As of July 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
ANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	39

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended July 31, 2021 and 2020 was as follows:
	July 31, 2021	July 31, 2020
Ordinary income	$3,402,224	$116,293,224
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of July 31, 2021, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, wash sale loss deferrals, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a
40	JOHN HANCOCK Multi-Asset Absolute Return Fund | ANNUAL REPORT

segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended July 31, 2021, the fund used futures contracts to manage against changes in certain securities markets and interest rates, gain exposure to certain securities markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging $150.8 million to $288.8 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the
ANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	41

fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended July 31, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging $621.1 million to $904.1 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the year ended July 31, 2021, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $14.1 million, as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater
42	JOHN HANCOCK Multi-Asset Absolute Return Fund | ANNUAL REPORT

likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the year ended July 31, 2021, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging up to $19.9 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at July 31, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$841,752	$(1,709,436)
Equity	Receivable/payable for futures variation margin[1]	Futures	1,410,317	(2,425,117)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	13,928,445	(3,408,967)
Credit	Swap contracts, at value[2]	Credit default swaps	2,315,559	(1,661,412)
			$18,496,073	$(9,204,932)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$13,928,445	$(3,408,967)
Totals	$13,928,445	$(3,408,967)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Barclays Bank PLC	$34,921	($17,580)	$17,341	—	—	$17,341
BNP Paribas	5,779,071	(1,639,433)	4,139,638	$3,940,289	—	199,349
Bank of America, N.A.	4,943,426	(392,296)	4,551,130	4,168,628	—	382,502
Goldman Sachs International	144,435	(85,845)	58,590	—	—	58,590
JPMorgan Chase Bank, N.A.	3,026,592	(1,273,813)	1,752,779	1,380,054	—	372,725
Totals	$13,928,445	($3,408,967)	$10,519,478	$9,488,971	—	$1,030,507
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
ANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	43

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended July 31, 2021:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(312,907)	—	—	$(312,907)
Currency	—	$(32,872,546)	—	(32,872,546)
Credit	—	—	$(352,775)	(352,775)
Equity	(38,746,910)	—	—	(38,746,910)
Total	$(39,059,817)	$(32,872,546)	$(352,775)	$(72,285,138)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended July 31, 2021:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(949,818)	—	—	$(949,818)
Currency	—	$22,383,241	—	22,383,241
Credit	—	—	$(231,800)	(231,800)
Equity	7,129,694	—	—	7,129,694
Total	$6,179,876	$22,383,241	$(231,800)	$28,331,317
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $200 million of the fund’s average daily net assets; and (b) 1.000% of the next $300 million of the fund’s average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply; (a) 0.950% of the first $2.0 billion of the fund’s average daily net assets; (b) 0.920% of the next $2.0 billion of the fund’s average daily net assets; and (c) 0.900% of the fund’s average daily net assets in excess of $4.0 billion. The Advisor has a subadvisory agreement with Nordea Investment Management North America, Inc. The fund is not responsible for payment of the subadvisory fees.
44	JOHN HANCOCK Multi-Asset Absolute Return Fund | ANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended July 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended July 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,388
Class C	2,159
Class I	17,320
Class R2	108
Class	Expense reduction
Class R6	$10,057
Class NAV	4,563
Total	$37,595

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended July 31, 2021, were equivalent to a net annual effective rate of 1.01% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended July 31, 2021, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $24,208 for the year ended July 31, 2021. Of this amount, $4,082 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $20,126 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
ANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	45

compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended July 31, 2021, CDSCs received by the Distributor amounted to $547 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended July 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$122,689	$47,568
Class C	265,779	30,874
Class I	—	243,978
Class R2	5,742	136
Class R6	—	12,655
Total	$394,210	$335,211
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$5,900,000	1	0.675%	($111)
46	JOHN HANCOCK Multi-Asset Absolute Return Fund | ANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the years ended July 31, 2021 and 2020 were as follows:
	Year Ended 7-31-21		Year Ended 7-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,429,877	$13,514,773	1,370,943	$12,625,671
Distributions reinvested	20,878	194,379	796,538	7,136,984
Repurchased	(1,527,900)	(14,321,820)	(2,502,264)	(22,921,442)
Net decrease	(77,145)	$(612,668)	(334,783)	$(3,158,787)
Class C shares
Sold	22,669	$205,772	88,041	$771,414
Distributions reinvested	—	—	814,617	7,144,191
Repurchased	(1,915,393)	(17,499,723)	(2,105,197)	(18,801,105)
Net decrease	(1,892,724)	$(17,293,951)	(1,202,539)	$(10,885,500)
Class I shares
Sold	4,191,415	$40,016,513	5,780,977	$53,887,102
Distributions reinvested	171,383	1,616,141	7,893,841	71,518,197
Repurchased	(13,238,856)	(123,841,818)	(33,972,928)	(314,904,391)
Net decrease	(8,876,058)	$(82,209,164)	(20,298,110)	$(189,499,092)
Class R2 shares
Sold	28,038	$262,279	90,799	$811,751
Distributions reinvested	601	5,568	10,220	91,053
Repurchased	(28,732)	(278,210)	(37,729)	(343,252)
Net increase (decrease)	(93)	$(10,363)	63,290	$559,552
Class R6 shares
Sold	2,327,719	$21,795,245	579,178	$5,385,610
Distributions reinvested	98,257	929,508	2,302,851	20,909,885
Repurchased	(1,315,312)	(12,478,485)	(5,403,898)	(49,987,159)
Net increase (decrease)	1,110,664	$10,246,268	(2,521,869)	$(23,691,664)
Class NAV shares
Sold	568,299	$5,471,646	4,062,435	$37,739,005
Distributions reinvested	51,908	490,529	515,853	4,683,945
Repurchased	(644,529)	(6,245,694)	(1,803,744)	(16,507,475)
Net increase (decrease)	(24,322)	$(283,519)	2,774,544	$25,915,475
Total net decrease	(9,759,678)	$(90,163,397)	(21,519,467)	$(200,760,016)
Affiliates of the fund owned 100% of shares of Class NAV on July 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
ANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	47

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. treasury obligations, amounted to $129,616,842 and $238,690,791, respectively, for the year ended July 31, 2021. Purchases and sales of U.S. Treasury obligations aggregated $117,069,277 and $151,746,546, respectively, for the year ended July 31, 2021.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At July 31, 2021, funds within the John Hancock group of funds complex held 12.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation	12.5%
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
48	JOHN HANCOCK Multi-Asset Absolute Return Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi-Asset Absolute Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Multi-Asset Absolute Return Fund (the "Fund") as of July 31, 2021, the related statement of operations for the year ended July 31, 2021, the statements of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2021 and the financial highlights for each of the five years in the period ended July 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 13, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended July 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees
This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Nordea Investment Management North America, Inc. (the Subadvisor) for John Hancock Multi-Asset Absolute Return Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At telephonic meetings held on June 22-24, 2021, the Board, including the Independent Trustees, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2020. The Board also noted that the fund underperformed its peer group median for the one-, three- and five-year periods ended December 31, 2020. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three- and five-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index. The Board noted that the fund’s previous subadvisor was replaced in August 2019 and, as a result, the fund’s longer term performance in part reflects that of the previous subadvisor.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
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The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory afﬁliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
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operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the fund were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
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(2)	the performance of the fund has generally been in line with or outperformed the historical performance of the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Multi-Asset Absolute Return Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Nordea Investment Management North America, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
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Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
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Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2005	192
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	192
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
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Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	192
Trustee
Board Member, Oatly Group AB (plant-based drink company) (since 2021): Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	61

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
62	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	63

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Nordea Investment Management North America, Inc.
Portfolio Managers
Dr. Asbjørn Trolle Hansen
Kurt Kongsted
Dr. Claus Vorm
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
64	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset Absolute Return Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1745554	395A 7/21
9/2021

ITEM 2. CODE OF ETHICS.

(a)As of the end of the fiscal year July 31, 2021 the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees:

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended July 31, 2021 and 2020. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	July 31, 2021	July 31, 2020
Absolute Return Currency Fund	$46,576	$45,471
Fundamental All Cap Core Fund	45,226	44,123
Multi-Asset Absolute Return Opportunities Fund	104,736	102,162
Total	$196,538	$191,756

(b) Audit-Related Fees

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and reviews related to supplemental regulatory filings. Amounts billed to the registrant were as follows:

Fund	July 31, 2021	July 31, 2020
Absolute Return Currency Fund	$604	$598
Fundamental All Cap Core Fund	604	598
Multi-Asset Absolute Return Opportunities Fund	604	598
Total	$1,812	$1,794

Amounts billed to control affiliates were $116,000 and $216,467 for the fiscal years ended July 31, 2021 and 2020, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended July 31, 2021 and 2020. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	July 31, 2021	July 31, 2020
Absolute Return Currency Fund	$3,992	$3,914
Fundamental All Cap Core Fund	3,914	3,837
Multi-Asset Absolute Return Opportunities Fund	4,019	3,940

Total	$11,925	$11,691

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended July 31, 2021 and 2020:

Fund	July 31, 2021	July 31, 2020
Absolute Return Currency Fund	$89	$89
Fundamental All Cap Core Fund	89	89
Multi-Asset Absolute Return Opportunities Fund	89	89
Total	$267	$267

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended July 31, 2021, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $960,465 for the fiscal year ended July 31, 2021 and $1,252,408 for the fiscal year ended July 31, 2020.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Frances G. Rathke

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form

N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott

Andrew Arnott

President

Date: September 13, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

Andrew Arnott

President

Date: September 13, 2021

/s/ Charles A. Rizzo

Charles A. Rizzo

Chief Financial Officer

Date: September 13, 2021